UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10157
                                   ---------

                             FRANKLIN GLOBAL TRUST
                             ---------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

                               [GRAPHIC OMITTED]
                                 FGT FUNDS ART

                                  ANNUAL REPORT
                             AND PRESIDENT'S MESSAGE
                                 TO SHAREHOLDERS
                                  -------------
                                  JULY 31, 2003
                        --------------------------------

                                    Fiduciary
                                      Trust
                                   International

                          Not part of the annual report

CONTENTS

PRESIDENT'S MESSAGE ..................................................     1
----------------------------
ANNUAL REPORT
Investment Review
   Fiduciary Large Capitalization Growth and Income Fund .............     2
   Fiduciary Small Capitalization Equity Fund ........................     5
   Fiduciary European Smaller Companies Fund .........................     8
Financial Highlights and Statements of Investments ...................    11
Financial Statements .................................................    23
Notes to Financial Statements ........................................    29
Independent Auditors' Report .........................................    36
Tax Designation ......................................................    37
Board Members and Officers ...........................................    38

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

ANNUAL REPORT
INVESTMENT REVIEW
--------------------------------------------------------------------------------

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND

PERFORMANCE

Fiduciary Large Capitalization Growth and Income Fund's total return for the eight months ended July 31, 2003, was 5.30% primarily as a result of a share price increase from $5.65 to $5.91. In comparison, the benchmark Standard & Poor's 500 Composite Index (S&P 500) returned 7.05%.* Our cautious posture before and during the Iraq war influenced the Fund's return during the period under review. As hostilities ended, we reinvested our defensive cash holding and $5.3 million net inflows, and closed the period with 99% of total net assets invested in equity securities. However, holding a sizable cash balance in late winter adversely affected the Fund's return relative to its benchmark.

The large growth companies in which the Fund invested during the reporting period mostly outperformed their large-capitalization peers within the S&P 500, but generally did not perform as well as mid- and smaller-cap firms. Although the Fund pursues a blend of growth and value strategies, its growth bias during the period, as reflected in our holdings' relatively high price/earnings multiples, benefited the Fund and is consistent with our goal of investing for long-term appreciation. However, because of recent dividend tax law changes, buyers seemed attracted to higher yielding stocks. For example, S&P 500 companies with dividend yields between 3% and 5%, about 15% of the index, returned approximately 9.35%. A majority of the Fund's equities, however, yielded between 0% and 3%. While consistent with our goal of long-term growth, holding lower yielding stocks somewhat restrained relative performance during the period.

Some of the Fund's sector weightings also helped performance, with its technology, consumer services and consumer non-durables sectors performing better than the overall index. On the other hand, business equipment and services, utilities and health care hindered performance. At period-end, we were approximately 10 percentage points overweighted in technology relative to the benchmark, and our technology investments' strong performance contributed the most to Fund performance. Conversely, health care had the greatest negative impact despite reducing our Merck, Abbott Laboratories and Johnson & Johnson holdings. These pharmaceutical companies suffered mostly from uncertainty created by political headwinds and drug pricing debates.

MARKET REVIEW

The eight-month reporting period witnessed several key turning points in U.S. equity markets. Having staged a significant rally through much of the fourth quarter of 2002, stock markets retreated in December. Many investors took a more defensive stance, and several of the fourth quarter's top-performing sectors quickly showed the largest declines. After staging a modest rally at the beginning of 2003, equity markets declined through most of the first quarter. The economy was burdened by colder-than-average winter temperatures, rising energy prices and

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.

2 ANNUAL REPORT

--------------------------------------------------------------------------------

geopolitical concerns, such as war in Iraq, which seemed to drive daily market movements through much of the quarter. Stock markets rallied sharply during the second quarter. The end of the Iraq war marked a turning point as markets showed the strongest gains in the quarter's first two months and moderated in June and July.

A highly competitive global business climate suggested that few companies could raise prices. However, low interest rates contributed to corporate profits. Additionally, low short-term interest rates enabled many companies to finance working capital and sustain modest capital spending without adversely increasing leverage as they waited for a sales recovery.

INVESTMENT STRATEGY

We are research driven, fundamental investors, pursuing a blend of growth and value strategies. We use a "top-down" analysis of macroeconomic trends, market sectors (with some attention to the sector weightings in the Fund's comparative index) and industries combined with a "bottom-up" analysis of individual securities. In selecting investments for the Fund, we look for companies we believe are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We also consider the basic financial and operating strength and quality of a company and its management.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of July 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

* SOURCE: STANDARD & POOR'S MICROPAL. THE S&P 500 CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. EACH STOCK'S WEIGHT IN THE INDEX IS PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.



                                                                 ANNUAL REPORT 3

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

       TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT*

The graph below illustrates the hypothetical investment of $10,000 in Fiduciary Large Capitalization Growth and Income Fund (the "Fund") from December 11, 1998 (start of performance), to July 31, 2003, compared with the Standard & Poor's 500 Composite Index (S&P 500).+

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    Fudiciary Large
                 Capitalization Growth
Date               and Income Fund       S&P 500 Index
12/11/98             $10,000.00           $10,000.00
12/31/98             $10,691.00           $10,372.00
1/31/99              $10,751.00           $10,806.00
2/28/99              $10,221.00           $10,469.00
3/31/99              $10,591.00           $10,888.00
4/30/99              $11,041.00           $11,310.00
5/31/99              $10,711.00           $11,043.00
6/30/99              $11,400.00           $11,656.00
7/31/99              $11,149.00           $11,292.00
8/31/99              $11,149.00           $11,236.00
9/30/99              $10,848.00           $10,928.00
10/31/99             $11,349.00           $11,619.00
11/30/99             $11,419.00           $11,855.00
12/31/99             $11,591.00           $12,554.00
1/31/00              $11,150.00           $11,923.00
2/29/00              $10,895.00           $11,698.00
3/31/00              $11,770.00           $12,842.00
4/30/00              $11,758.00           $12,455.00
5/31/00              $11,746.00           $12,200.00
6/30/00              $12,129.00           $12,502.00
7/31/00              $11,734.00           $12,306.00
8/31/00              $12,663.00           $13,071.00
9/30/00              $11,832.00           $12,381.00
10/31/00             $11,984.00           $12,329.00
11/30/00             $11,193.00           $11,357.00
12/31/00             $11,393.00           $11,413.00
1/31/01              $11,407.00           $11,818.00
2/28/01              $10,453.00           $10,741.00
3/31/01               $9,780.00           $10,061.00
4/30/01              $10,384.00           $10,842.00
5/31/01              $10,581.00           $10,915.00
6/30/01              $10,173.00           $10,650.00
7/31/01              $10,117.00           $10,545.00
8/31/01               $9,850.00            $9,886.00
9/30/01               $9,289.00            $9,088.00
10/31/01              $9,599.00            $9,262.00
11/30/01             $10,162.00            $9,972.00
12/31/01             $10,153.00           $10,060.00
1/31/02               $9,916.00            $9,913.00
2/28/02               $9,871.00            $9,722.00
3/31/02              $10,198.00           $10,087.00
4/30/02               $9,528.00            $9,476.00
5/31/02               $9,424.00            $9,407.00
6/30/02               $8,500.00            $8,737.00
7/31/02               $7,949.00            $8,056.00
8/31/02               $8,024.00            $8,109.00
9/30/02               $7,321.00            $7,228.00
10/31/02              $7,994.00            $7,864.00
11/30/02              $8,442.00            $8,326.00
12/31/02              $7,989.00            $7,837.00
1/31/03               $7,794.00            $7,633.00
2/28/03               $7,659.00            $7,518.00
3/31/03               $7,673.00            $7,590.00
4/30/03               $8,139.00            $8,216.00
5/31/03               $8,590.00            $8,648.00
6/30/03               $8,665.00            $8,759.00
7/31/03               $8,889.00            $8,913.00


          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JULY 31, 2003*

          1 Year ................................................    11.84%
          3 Year ................................................    -8.84%
          Start of Performance (12/11/98) .......................    -2.51%

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003*

          1 Year ................................................     1.92%
          3 Year ................................................   -10.61%
          Start of Performance (12/11/98) .......................    -3.10%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; CURRENT RETURNS MAY DIFFER. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED. LARGE CAPITALIZATION STOCKS TEND TO GO THROUGH MORE PRONOUNCED UP AND DOWN CYCLES THAN THE OVERALL MARKET AND, IN THE PAST, THESE PERIODS HAVE LASTED SEVERAL YEARS. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

* TOTAL RETURN REPRESENTS THE CUMULATIVE OR AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. AVERAGE RETURNS SMOOTH OUT VARIATIONS IN RETURNS, WHICH CAN BE SIGNIFICANT; THEY ARE NOT THE SAME AS YEAR-BY-YEAR RESULTS. IN ACCORDANCE WITH SEC RULES, WE PROVIDE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN INFORMATION THROUGH THE LATEST CALENDAR QUARTER. PERFORMANCE SHOWN DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY UNREALIZED GAINS ON THE SALE OF FUND SHARES. PERFORMANCE PRIOR TO THE JULY 24, 2003, REORGANIZATION REFLECTS HISTORICAL PERFORMANCE OF FTI LARGE CAPITALIZATION GROWTH AND INCOME FUND. THE FUND'S MANAGER AND ADMINISTRATOR AGREED IN ADVANCE TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. IF THEY HAD NOT TAKEN THIS ACTION, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. AFTER NOVEMBER 30, 2003, THIS WAIVER WILL NO LONGER BE IN EFFECT.

+ SOURCE:  STANDARD & POOR'S  MICROPAL.  THE S&P 500 IS NOT  ADJUSTED TO REFLECT
  SALES CHARGES, EXPENSES, OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE S&P 500 CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. EACH STOCK'S WEIGHT IN THE INDEX IS PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

4 ANNUAL REPORT

--------------------------------------------------------------------------------

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND

PERFORMANCE

For the eight-month period ended July 31, 2003, Fiduciary Small Capitalization Equity Fund posted a 14.27% cumulative total return primarily as a result of a change in net asset value from $12.47 on November 30, 2002, to $14.25 at period-end. The Russell 2000(R) Growth Index of small cap growth stocks rose 19.50% during the same time.* At period-end, the Fund's total net assets were approximately $61 million.

The Fund's underperformance relative to the benchmark index was largely due to its information technology investments -- especially those in software, technology services and telecommunication services companies. Our solitary holding in the telecommunications sector, Commonwealth Telephone Enterprises, detracted from relative results, as it did not participate in the telecommunications rally that occurred during the latter half of the reporting period. Our health care holdings also hurt relative performance, particularly due to several health care equipment and services companies, although this was partially offset by gains among the Fund's pharmaceutical and biotechnology stocks.

On the other hand, strong individual stock selection and our decision to underweight the Fund's exposure to industrial companies relative to the benchmark index helped Fund performance. Many of the Fund's financial services stocks performed well. Consumer discretionary holdings also helped performance, especially our position in Marvel Enterprises, a company that licenses the rights to its famous comic book characters and whose share price rose 117% during the reporting period.

MARKET REVIEW

The eight-month reporting period witnessed several key turning points in U.S. equity markets. Having staged a significant rally through much of the fourth quarter of 2002, stock markets retreated in December. Many investors seemed to take a defensive stance, and several of the fourth quarter's top-performing sectors quickly showed large declines. After staging a modest rally at the beginning of 2003, equity markets declined through most of the first quarter. The economy was burdened by colder-than-average winter temperatures, rising energy prices, and geopolitical concerns -- including war in Iraq -- which seemed to drive daily market movements through much of the quarter. As major combat in Iraq came to a close, stock markets rallied sharply during the second quarter, and the broad equity market gained 16.24% as measured by the Russell 3000(R) Index.** The gains were mainly due to strong relative performance of smaller capitalization companies, with the Russell 2000 Index returning 23.42% versus 15.74% for the Russell 1000(R) Index.** Much of the strongest market gains came in April and May before moderating in June and July.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.



                                                                 ANNUAL REPORT 5

--------------------------------------------------------------------------------

Although the past eight months saw swings in relative performance of growth and value stocks, overall small capitalization growth stocks led their value counterparts. Small cap stocks exhibited greater sensitivity to market changes, lagging larger companies as markets retreated in the first quarter and outperforming in the second quarter. As a result, on a total return basis we witnessed smaller companies performing significantly better than larger businesses over the eight-month reporting period, with the Russell 2000 Index gaining 18.28% compared with the Russell 1000 Index's 8.09% gain.** On a sector basis the utilities, financial services and consumer discretionary sectors were the strongest-performing areas over the period while laggards included telecommunication services, consumer staples and energy.

INVESTMENT STRATEGY

Our U.S. small cap equity process is based on the application of a disciplined small cap equity methodology. We believe that a well-diversified small cap equity portfolio focused on companies with significant earnings growth potential, managed within a disciplined framework of active sector selection and valuation analysis, will provide long-term capital appreciation. The companies in which we invest typically possess a relatively high rate of return on invested capital and may offer the potential for accelerating earnings growth as they offer an opportunity to participate in new products, services and technologies.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of July 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

* SOURCE: STANDARD & POOR'S MICROPAL. THE RUSSELL 2000 GROWTH INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

**SOURCE:  STANDARD  &  POOR'S  MICROPAL.  THE  RUSSELL  3000  INDEX  IS  MARKET
  CAPITALIZATION-WEIGHTED AND MEASURES PERFORMANCE OF THE 3,000 LARGEST U.S. COMPANIES BASED ON TOTAL MARKET CAPITALIZATION, WHICH REPRESENTED APPROXIMATELY 98% OF THE INVESTABLE U.S. EQUITY MARKET, AS OF 7/31/03. THE RUSSELL 2000 INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES PERFORMANCE OF THE 2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTED APPROXIMATELY 8% OF TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX, AS OF 7/31/03. THE RUSSELL 1000 INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES PERFORMANCE OF THE 1,000 LARGEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTED APPROXIMATELY 92% OF TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX, AS OF 7/31/03.

6 ANNUAL REPORT

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

       TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT*

The graph below illustrates the hypothetical investment of $10,000 in Fiduciary Small Capitalization Equity Fund (the "Fund") from December 22, 1995 (start of performance), to July 31, 2003, compared with the Russell 2000 Growth Index
(RUS2).+

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   Fudiciary Small
                   Capitalization
Date                Equity Fund            RUS2 Index
12/22/95            $10,000.00             $10,000.00
12/31/95            $10,000.00             $10,064.00
01/31/96            $10,130.00              $9,981.00
02/29/96            $10,650.00             $10,436.00
03/31/96            $11,030.00             $10,642.00
04/30/96            $11,920.00             $11,459.00
05/31/96            $11,750.00             $12,047.00
06/30/96            $11,800.00             $11,264.00
07/31/96            $10,910.00              $9,889.00
08/31/96            $11,560.00             $10,621.00
09/30/96            $12,300.00             $11,168.00
10/31/96            $12,040.00             $10,686.00
11/30/96            $12,080.00             $10,984.00
12/31/96            $12,340.00             $11,198.00
01/31/97            $12,170.00             $11,478.00
02/28/97            $11,430.00             $10,784.00
03/31/97            $10,740.00             $10,023.00
04/30/97            $10,690.00              $9,907.00
05/31/97            $12,220.00             $11,397.00
06/30/97            $13,000.00             $11,783.00
07/31/97            $13,850.00             $12,387.00
08/31/97            $14,050.00             $12,758.00
09/30/97            $15,540.00             $13,777.00
10/31/97            $14,820.00             $12,949.00
11/30/97            $14,370.00             $12,640.00
12/31/97            $14,541.00             $12,647.00
01/31/98            $14,233.00             $12,479.00
02/28/98            $15,516.00             $13,580.00
03/31/98            $16,296.00             $14,150.00
04/30/98            $16,142.00             $14,237.00
05/31/98            $14,849.00             $13,203.00
06/30/98            $15,393.00             $13,337.00
07/31/98            $14,469.00             $12,224.00
08/31/98            $11,103.00              $9,402.00
09/30/98            $12,078.00             $10,355.00
10/31/98            $12,591.00             $10,895.00
11/30/98            $13,607.00             $11,740.00
12/31/98            $14,982.00             $12,803.00
01/31/99            $16,275.00             $13,379.00
02/28/99            $14,664.00             $12,155.00
03/31/99            $15,351.00             $12,588.00
04/30/99            $15,916.00             $13,700.00
05/31/99            $15,434.00             $13,721.00
06/30/99            $16,993.00             $14,444.00
07/31/99            $17,075.00             $13,997.00
08/31/99            $17,537.00             $13,474.00
09/30/99            $17,999.00             $13,734.00
10/31/99            $19,210.00             $14,086.00
11/30/99            $21,355.00             $15,575.00
12/31/99            $25,365.00             $18,320.00
01/31/00            $25,309.00             $18,150.00
02/29/00            $30,756.00             $22,372.00
03/31/00            $29,052.00             $20,021.00
04/30/00            $25,488.00             $17,999.00
05/31/00            $24,580.00             $16,423.00
06/30/00            $27,539.00             $18,545.00
07/31/00            $26,508.00             $16,955.00
08/31/00            $28,951.00             $18,739.00
09/30/00            $28,772.00             $17,808.00
10/31/00            $27,382.00             $16,362.00
11/30/00            $23,538.00             $13,392.00
12/31/00            $26,138.00             $14,211.00
01/31/01            $25,140.00             $15,361.00
02/28/01            $23,347.00             $13,256.00
03/31/01            $21,083.00             $12,050.00
04/30/01            $22,865.00             $13,526.00
05/31/01            $22,955.00             $13,839.00
06/30/01            $23,627.00             $14,216.00
07/31/01            $22,305.00             $13,004.00
08/31/01            $20,836.00             $12,191.00
09/30/01            $18,124.00             $10,224.00
10/31/01            $19,570.00             $11,208.00
11/30/01            $20,971.00             $12,143.00
12/31/01            $22,067.00             $12,900.00
01/31/02            $21,240.00             $12,441.00
02/28/02            $19,933.00             $11,635.00
03/31/02            $21,117.00             $12,647.00
04/30/02            $20,167.00             $12,373.00
05/31/02            $18,600.00             $11,650.00
06/30/02            $17,219.00             $10,662.00
07/31/02            $15,110.00              $9,023.00
08/31/02            $15,233.00              $9,019.00
09/30/02            $14,061.00              $8,368.00
10/31/02            $14,727.00              $8,791.00
11/30/02            $15,381.00              $9,662.00
12/31/02            $14,246.00              $8,996.00
01/31/03            $13,568.00              $8,751.00
02/28/03            $13,210.00              $8,518.00
03/31/03            $13,420.00              $8,647.00
04/30/03            $14,555.00              $9,465.00
05/31/03            $16,430.00             $10,532.00
06/30/03            $16,615.00             $10,735.00
07/31/03            $17,571.00             $11,547.00


          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JULY 31, 2003*

          1 Year .................................................   16.33%
          5 Year .................................................    3.97%
          Start of Performance (12/22/95) ........................    7.69%

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003*

          1 Year .................................................   -3.51%
          5 Year .................................................    1.54%
          Start of Performance (12/22/95) ........................    6.98%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; CURRENT RETURNS MAY DIFFER. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED. SMALLER OR RELATIVELY NEW COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGER, ESTABLISHED COMPANIES. THE FUND'S PORTFOLIO INCLUDES INVESTMENTS IN TECHNOLOGY, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

* TOTAL RETURN REPRESENTS THE CUMULATIVE OR AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. AVERAGE RETURNS SMOOTH OUT VARIATIONS IN RETURNS, WHICH CAN BE SIGNIFICANT; THEY ARE NOT THE SAME AS YEAR-BY-YEAR RESULTS. IN ACCORDANCE WITH SEC RULES, WE PROVIDE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN INFORMATION THROUGH THE LATEST CALENDAR QUARTER. PERFORMANCE SHOWN DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY UNREALIZED GAINS ON THE SALE OF FUND SHARES. PERFORMANCE PRIOR TO THE JULY 24, 2003, REORGANIZATION REFLECTS HISTORICAL PERFORMANCE OF FTI SMALL CAPITALIZATION EQUITY FUND. THE FUND'S MANAGER AND ADMINISTRATOR AGREED IN ADVANCE TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. IF THEY HAD NOT TAKEN THIS ACTION, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. AFTER NOVEMBER 30, 2003, THIS WAIVER WILL NO LONGER BE IN EFFECT.

+ SOURCE:  STANDARD & POOR'S  MICROPAL.  THE RUSSELL  2000  GROWTH  INDEX IS NOT
  ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE RUSSELL 2000 GROWTH INDEX IS MARKET CAPITALIZATION-WEIGHTED AND MEASURES PERFORMANCE OF THOSE RUSSELL 2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.



                                                                 ANNUAL REPORT 7

--------------------------------------------------------------------------------

FIDUCIARY EUROPEAN SMALLER COMPANIES FUND

PERFORMANCE

For the eight-month period ended July 31, 2003, Fiduciary European Smaller Companies Fund gained 18.20%, while its benchmark, the HSBC Smaller European Companies Index, rose 23.64%.* The Fund's share price rose from $5.27 on November 30, 2002, to $6.22 on July 31, 2003. At period-end, net assets totaled nearly $13 million.

Stock  selection  in  the  health  technology   sector,   particularly   medical
specialties stocks, helped the Fund's performance. Several stocks in the distribution services sector also added value, as did holdings in the technology services sector. In particular, Business Objects, a French e-business software company, performed well recently, boosting Fund performance. Hampering Fund performance were specific electronic technology sector holdings, particularly Tandberg, a Norwegian videoconferencing company, which suffered from a sharp downward revision in company forecasts. In the commercial services industry, some media-related holdings, such as Aegis Group, a U.K. market research company, and Sr Teleperformance, a French telemarketing services company, hindered performance relative to the benchmark. Although there were several strong performers in the Fund's consumer services holdings, on the whole U.K.-based stocks in this sector hindered relative performance.

MARKET REVIEW

The eight-month period ended July 31, 2003, witnessed several key turning points in European equity markets. European small cap performance in December 2002 showed a departure from previous market trends, as investors returned to a more defensive stance. Consequently, many of the previously top-performing sectors quickly became large decliners. After staging a half-hearted rally in early 2003, equity markets continued to fall throughout most of the first quarter. Before and during the war in Iraq, equity market movements were dominated by speculation about the likely start of military action and then by the war's progress and expected duration. Upon the commencement of military action in March, equity markets began to reverse course and continued an upward trend following the conclusion of military operations. The equity market rebound occurred despite a relatively poor economic outlook and concerns that a strong euro could negatively impact corporate profitability.

Although the past eight months saw swings in relative performance of growth and value stocks in Europe, value stocks outperformed their growth counterparts overall. In addition, smaller cap European stocks generally performed better than larger companies for the eight months ended July 31, 2003.


THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.

8 ANNUAL REPORT

--------------------------------------------------------------------------------

Despite similar performance by style, on a sector basis performance appeared somewhat defensive during the period. Within the HSBC Smaller European Companies Index, all sectors showed gains in U.S. dollar terms. In particular, the communications, health technology and transportation sectors were the strongest-performing areas of the market for the period, while the health services, electronic technology and distribution services sectors had the smallest gains.

INVESTMENT STRATEGY

Our European small cap equity process is based on the application of a disciplined small cap equity methodology. Our investment process aims to produce a portfolio of securities of dynamic companies operating in sectors that offer attractive growth potential as a result of secular changes. We use a disciplined investment approach, based on fundamental analysis and valuation, in selecting securities based on their perceived potential for growth. Our team of research analysts is dedicated to the identification of smaller companies that have, in their opinion, the potential to provide this above-average performance.

--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of July 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

* SOURCE: STANDARD & POOR'S MICROPAL. THE HSBC SMALLER EUROPEAN COMPANIES INDEX COMPRISES ABOUT 1,500 COMPANIES IN EUROPE HAVING MARKET CAPITALIZATIONS IN A SIMILAR RANGE TO THAT USED BY THE FUND. THE INDEX COMPOSITION IS UPDATED QUARTERLY. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.


                                                                 ANNUAL REPORT 9

FIDUCIARY EUROPEAN SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

       TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT*

The graph below illustrates the hypothetical investment of $10,000 in Fiduciary European Smaller Companies Fund (the "Fund") from January 2, 2001 (start of performance), to July 31, 2003, compared with the HSBC Smaller European Companies Index.+

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Fudiciary European    HSBC Smaller European
Date         Smaller Companies Fund    Companies Index
1/2/2001           $10,000.00            $10,000.00
1/31/01            $10,190.00            $10,253.00
2/28/01             $9,330.00             $9,652.00
3/31/01             $8,130.00             $8,603.00
4/30/01             $8,720.00             $9,037.00
5/31/01             $8,580.00             $8,763.00
6/30/01             $7,820.00             $8,153.00
7/31/01             $7,430.00             $8,000.00
8/31/01             $7,410.00             $7,968.00
9/30/01             $6,300.00             $6,641.00
10/31/01            $6,570.00             $7,073.00
11/30/01            $6,890.00             $7,667.00
12/31/01            $7,020.00             $7,758.00
1/31/02             $6,900.00             $7,632.00
2/28/02             $6,850.00             $7,556.00
3/31/02             $7,220.00             $8,017.00
4/30/02             $7,150.00             $8,182.00
5/31/02             $7,210.00             $8,225.00
6/30/02             $6,890.00             $7,914.00
7/31/02             $5,970.00             $7,165.00
8/31/02             $5,690.00             $7,033.00
9/30/02             $4,870.00             $6,147.00
10/31/02            $5,040.00             $6,408.00
11/30/02            $5,270.00             $6,800.00
12/31/02            $5,248.00             $6,721.00
1/31/03             $5,038.00             $6,547.00
2/28/03             $4,897.00             $6,301.00
3/31/03             $4,947.00             $6,249.00
4/30/03             $5,468.00             $7,088.00
5/31/03             $6,009.00             $7,854.00
6/30/03             $6,059.00             $8,062.00
7/31/03             $6,229.00             $8,408.00


          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JULY 31, 2003*

          1 Year .................................................    4.34%
          Start of Performance (1/2/01) ..........................  -16.79%

          AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003*

          1 Year .................................................  -12.06%
          Start of Performance (1/2/01) ..........................  -18.22%

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; CURRENT RETURNS MAY DIFFER. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED. FOREIGN INVESTING INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND REGULATORY AND POLITICAL DEVELOPMENTS. IN ADDITION, SMALLER COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER COMPANY STOCKS. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

* TOTAL RETURN REPRESENTS THE CUMULATIVE OR AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED, ASSUMING REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. AVERAGE RETURNS SMOOTH OUT VARIATIONS IN RETURNS, WHICH CAN BE SIGNIFICANT; THEY ARE NOT THE SAME AS YEAR-BY-YEAR RESULTS. IN ACCORDANCE WITH SEC RULES, WE PROVIDE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN INFORMATION THROUGH THE LATEST CALENDAR QUARTER. PERFORMANCE SHOWN DOES NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY UNREALIZED GAINS ON THE SALE OF FUND SHARES. PERFORMANCE PRIOR TO THE JULY 24, 2003, REORGANIZATION REFLECTS HISTORICAL PERFORMANCE OF FTI EUROPEAN SMALLER COMPANIES FUND. THE FUND'S MANAGER AND ADMINISTRATOR AGREED IN ADVANCE TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND. IF THEY HAD NOT TAKEN THIS ACTION, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER. AFTER NOVEMBER 30, 2003, THIS WAIVER WILL NO LONGER BE IN EFFECT.

+ SOURCE:  STANDARD & POOR'S MICROPAL. THE HSBC SMALLER EUROPEAN COMPANIES INDEX
  IS NOT ADJUSTED TO REFLECT SALES CHARGES, EXPENSES OR OTHER FEES THAT THE SEC REQUIRES TO BE REFLECTED IN THE FUND'S PERFORMANCE. THE HSBC SMALLER EUROPEAN COMPANIES INDEX COMPRISES ABOUT 1,500 COMPANIES IN EUROPE HAVING MARKET CAPITALIZATIONS IN A SIMILAR RANGE TO THAT USED BY THE FUND. THE INDEX COMPOSITION IS UPDATED QUARTERLY. THE INDEX IS UNMANAGED AND INCLUDES REINVESTED DIVIDENDS. ONE CANNOT INVEST DIRECTLY IN AN INDEX, NOR IS AN INDEX REPRESENTATIVE OF THE FUND'S PORTFOLIO.

10 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS
FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                                       PERIOD ENDED              YEAR ENDED NOVEMBER 30,
                                                         JULY 31,    ----------------------------------------------
                                                           2003 B      2002        2001       2000        1999 F
                                                       --------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $5.65       $7.21       $9.63     $11.39      $10.00
                                                       --------------------------------------------------------
Income from investment operations:
 Net investment income .............................        .03 c       .04 c       .04 c      .03         .04 c
 Net realized and unrealized gains (losses) ........        .27       (1.19)       (.81)      (.22)       1.38
                                                       --------------------------------------------------------
Total from investment operations ...................        .30       (1.15)       (.77)      (.19)       1.42
                                                       --------------------------------------------------------
Less distributions from:
 Net investment income .............................       (.04)       (.05)       (.04)      (.03)       (.03)
 Net realized gains ................................         --        (.36)      (1.61)     (1.54)         --
                                                       --------------------------------------------------------
Total distributions ................................       (.04)       (.41)      (1.65)     (1.57)       (.03)
                                                       --------------------------------------------------------
Net asset value, end of period .....................      $5.91       $5.65       $7.21      $9.63      $11.39
                                                       --------------------------------------------------------

Total return a .....................................      5.30%    (16.93)% e   (9.22)%    (1.98)%      14.20%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $70,684     $60,904     $74,634    $87,052     $99,887
Ratios to average net assets:
 Expenses ..........................................      1.03% d     1.03%       1.03%       .97%       1.08% d
 Expenses excluding waiver and payments by affiliate      1.21% d     1.10%       1.09%      1.02%       1.11% d
 Net investment income .............................       .77% d      .73%        .61%       .28%        .37% d
Portfolio turnover rate ............................     33.02%      64.46%      37.59%      8.74%      60.59%

aTotal return is not annualized for periods less than one year.
bFor the period December 1, 2002 to July 31, 2003.
cBased on average shares outstanding.
dAnnualized
eThe Fund's advisor fully reimbursed the Fund for a loss on a transaction not meeting the Fund's investment guidelines, which otherwise would have reduced total return by .15%.
fFor the period  December 11, 1998  (effective  date) to November 30, 1999.

                       See notes to financial statements.



                                                                ANNUAL REPORT 11

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND               SHARES                  VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.9%

  COMMUNICATIONS 1.9%
  Verizon Communications Inc. ...................................   39,000            $ 1,359,540
                                                                                      -----------
  CONSUMER SERVICES 8.1%
a AOL Time Warner Inc. ..........................................   90,000              1,388,700
a Clear Channel Communications Inc. .............................   33,000              1,351,350
  McDonald's Corp. ..............................................   65,000              1,495,650
  Viacom Inc., A ................................................   35,000              1,526,350
                                                                                      -----------
                                                                                        5,762,050
                                                                                      -----------
  ELECTRONIC TECHNOLOGY 19.3%
a Analog Devices Inc. ...........................................   40,000              1,518,000
a Applied Materials Inc. ........................................   90,000              1,755,000
a Cisco Systems Inc. ............................................   90,000              1,756,800
a Corning Inc. ..................................................  210,000              1,709,400
  Intel Corp. ...................................................   90,000              2,245,500
  Lockheed Martin Corp. .........................................   28,000              1,465,520
  Northrop Grumman Corp. ........................................   20,000              1,844,800
  Raytheon Co. ..................................................   43,000              1,320,100
                                                                                      -----------
                                                                                       13,615,120
                                                                                      -----------
  ENERGY MINERALS 6.0%
  BP PLC, ADR (United Kingdom) ..................................   50,000              2,077,500
  Exxon Mobil Corp. .............................................   60,000              2,134,800
                                                                                      -----------
                                                                                        4,212,300
                                                                                      -----------
  FINANCE 16.7%
  American International Group Inc. .............................   25,000              1,605,000
  Bank of America Corp. .........................................   19,000              1,568,830
  Citigroup Inc. ................................................   35,000              1,568,000
  Fifth Third Bancorp ...........................................   25,000              1,375,250
  Fleet Boston Financial Corp. ..................................   47,000              1,461,230
  St. Paul Cos. Inc. ............................................   37,000              1,301,290
  Unitrin Inc. ..................................................   50,000              1,527,000
  Washington Mutual Inc. ........................................   35,000              1,381,800
                                                                                      -----------
                                                                                       11,788,400
                                                                                      -----------


12 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND               SHARES                  VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  HEALTH TECHNOLOGY 12.5%
a Amgen Inc. ....................................................   30,000            $ 2,087,400
a Forest Laboratories Inc. ......................................   10,000                478,800
a Genentech Inc. ................................................   10,000                807,500
a IDEC Pharmaceuticals Corp. ....................................   39,000              1,319,760
  Johnson & Johnson .............................................   30,000              1,553,700
  Merck & Co. Inc. ..............................................   25,000              1,382,000
  Pfizer Inc. ...................................................   37,000              1,234,320
                                                                                      -----------
                                                                                        8,863,480
                                                                                      -----------
  PROCESS INDUSTRIES 3.0%
  Archer Daniels Midland Co. ....................................  159,000              2,089,260
                                                                                      -----------

  PRODUCER MANUFACTURING 10.6%
  Eaton Corp. ...................................................   17,000              1,430,890
  Honeywell International Inc. ..................................   80,000              2,262,400
  Ingersoll Rand Co., A .........................................   35,000              1,898,400
  United Technologies Corp. .....................................   25,000              1,880,750
                                                                                      -----------
                                                                                        7,472,440
                                                                                      -----------

  RETAIL TRADE 3.9%
  Home Depot Inc. ...............................................   42,000              1,310,400
a Interactive Corp. .............................................   36,000              1,456,920
                                                                                      -----------
                                                                                        2,767,320
                                                                                      -----------
  TECHNOLOGY SERVICES 10.9%
a Accenture Ltd., A (Bermuda) ...................................   50,500                980,710
a Affiliated Computer Services Inc., A ..........................   28,000              1,387,400
  First Data Corp. ..............................................   35,000              1,321,600
  International Business Machines Corp. .........................   20,000              1,625,000
  Microsoft Corp. ...............................................   55,000              1,452,000
a Symantec Corp. ................................................   20,000                935,400
                                                                                      -----------
                                                                                        7,702,110
                                                                                      -----------

  TRANSPORTATION 2.2%
  United Parcel Service Inc., B .................................   25,000              1,577,000
                                                                                      -----------

                                                                ANNUAL REPORT 13

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

FIDUCIARY LARGE CAPITALIZATION GROWTH AND INCOME FUND               SHARES                  VALUE
--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)

UTILITIES 3.8%
Duke Energy Corp. ...............................................   76,000            $ 1,333,800
FPL Group Inc. ..................................................   22,000              1,356,740
                                                                                      -----------
                                                                                        2,690,540
                                                                                      -----------

TOTAL INVESTMENTS (COST $58,111,950) 98.9% ......................                      69,899,560
OTHER ASSETS, LESS LIABILITIES 1.1% .............................                         784,914
                                                                                      -----------
NET ASSETS 100.0% ...............................................                     $70,684,474
                                                                                      -----------




aNon-income producing

                       See notes to financial statements.

14 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS
FIDUCIARY SMALL CAPITALIZATION EQUITY FUND
--------------------------------------------------------------------------------

                                                       PERIOD ENDED                  YEAR ENDED NOVEMBER 30,
                                                         JULY 31,    -----------------------------------------------------
                                                           2003 B      2002        2001       2000        1999       1998
                                                       -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............        $12.48    $18.71      $21.00     $20.81      $13.26     $14.37
                                                       -------------------------------------------------------------------
Income from investment operations:
 Net investment income (loss) .....................          (.07) c   (.15) c     (.13) c    (.15)       (.16)      (.15) c
 Net realized and unrealized gains
 (losses) .........................................          1.84     (4.37)      (2.16)      2.25        7.71       (.61)
                                                       -------------------------------------------------------------------
Total from investment operations ..................          1.77     (4.52)      (2.29)      2.10        7.55       (.76)
                                                       -------------------------------------------------------------------
Less distributions from net realized gains ........            --     (1.71)         --      (1.91)         --       (.35)
                                                       -------------------------------------------------------------------
Net asset value, end of period ....................        $14.25    $12.48      $18.71     $21.00      $20.81     $13.26
                                                       -------------------------------------------------------------------

Total return a ....................................        14.18%  (26.65)%    (10.90)%     10.22%      56.94%    (5.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $61,026   $59,882     $97,660   $109,385    $72,752     $46,233
Ratios to average net assets:
 Expenses .........................................         1.30% d   1.30%       1.30%      1.27%       1.44%      1.50%
 Expenses excluding waiver and payments
  by affiliate ....................................         1.43% d   1.34%       1.32%      1.29%       1.44%      1.51%
 Net investment income (loss) .....................        (.89)% d (1.01)%      (.67)%     (.68)%      (.95)%    (1.08)%
Portfolio turnover rate ...........................        92.58%   178.05%     111.67%     90.01%     130.23%    157.96%

aTotal return is not annualized for periods less than one year.
bFor the period December 1, 2002 to July 31, 2003.
cBased on average shares outstanding.
dAnnualized

                       See notes to financial statements.



                                                                ANNUAL REPORT 15

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                           SHARES                 VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.4%

  COMMERCIAL SERVICES 3.7%
a Charles River Associates Inc. .................................    23,700            $   780,204
a FTI Consulting Inc. ...........................................    27,600                607,200
a Portfolio Recovery Associates Inc. ............................    20,300                567,385
a Tradestation Group Inc. .......................................    27,662                333,327
                                                                                       -----------
                                                                                         2,288,116
                                                                                       -----------

  CONSUMER DURABLES 6.6%
a Fossil Inc. ...................................................    50,400              1,281,168
a Furniture Brands International Inc. ...........................    64,000              1,520,640
a K2 Inc. .......................................................    37,300                615,450
a Marvel Enterprises Inc. .......................................    29,900                586,040
                                                                                       -----------
                                                                                         4,003,298
                                                                                       -----------

  CONSUMER SERVICES 5.6%
a Emmis Communications Corp., A .................................    49,700                994,497
  Intrawest Corp. (Canada) ......................................    36,300                468,996
a Lions Gate Entertainment Corp. (Canada) .......................   204,700                511,750
a Panera Bread Co. ..............................................    14,800                612,276
a Shuffle Master Inc. ...........................................    29,200                854,684
                                                                                       -----------
                                                                                         3,442,203
                                                                                       -----------

  DISTRIBUTION SERVICES 1.0%
a United Natural Foods Inc. .....................................    19,800                605,286
                                                                                       -----------

  ELECTRONIC TECHNOLOGY 25.6%
a Actel Corp. ...................................................    77,100              1,877,385
a Artisan Components Inc. .......................................    26,200                547,842
a ATMI Inc. .....................................................    64,600              1,664,742
a Avid Technology Inc. ..........................................    19,600                910,616
a Credence Systems Corp. ........................................    66,700                636,985
a Cypress Semiconductor Corp. ...................................    37,600                525,648
a Dot Hill Systems Corp. ........................................    41,700                718,908
a DSP Group Inc. ................................................    24,400                640,012
a Emulex Corp. ..................................................    17,900                364,265
a Innovex Inc. ..................................................    22,400                329,280
a International Rectifier Corp. .................................    32,800                905,280
a Kopin Corp. ...................................................   140,400              1,058,616
a Lexar Media Inc. ..............................................    62,100                851,391
a Micrel Inc. ...................................................    58,300                655,292
a Photon Dynamics Inc. ..........................................    35,300                954,865
a Pinnacle Systems Inc. .........................................   267,700              2,205,848
a Polycom Inc. ..................................................    45,800                764,860
                                                                                       -----------
                                                                                        15,611,835
                                                                                       -----------

16 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                           SHARES                 VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  ENERGY MINERALS 2.7%
a Evergreen Resources Inc. ......................................     8,700            $   432,651
a Quicksilver Resources Inc. ....................................    23,900                572,405
a Westport Resources Corp. ......................................    29,600                614,200
                                                                                       -----------
                                                                                         1,619,256
                                                                                       -----------

  FINANCE 8.8%
a Affiliated Managers Group Inc. ................................     8,300                542,986
  American Financial Realty Trust ...............................    15,700                231,418
  Endurance Specialty Holdings (Bermuda) ........................    19,800                608,652
  Jefferies Group Inc. ..........................................    13,500                801,495
  Scottish Annuity & Life Holdings Ltd. (Cayman Islands) ........    25,800                589,530
  Texas Regional Bancshares Inc., A .............................    12,860                424,123
  UCBH Holdings Inc. ............................................    25,300                779,999
  Ventas Inc. ...................................................    82,600              1,367,030
                                                                                       -----------
                                                                                         5,345,233
                                                                                       -----------

  HEALTH SERVICES 7.6%
a LifePoint Hospitals Inc. ......................................    18,700                527,901
a Pediatrix Medical Group Inc. ..................................    57,800              2,354,194
a Province Healthcare Co. .......................................    19,700                263,980
a Select Medical Corp. ..........................................    17,200                483,320
a United Surgical Partners International Inc. ...................    38,400                996,096
                                                                                       -----------
                                                                                         4,625,491
                                                                                       -----------

  HEALTH TECHNOLOGY 13.2%
a Advanced Neuromodulation Systems Inc. .........................    35,700              1,467,984
a Alkermes Inc. .................................................    52,900                698,280
a Celgene Corp. .................................................    16,900                618,709
a Cell Genesys Inc. .............................................    36,000                413,640
a CV Therapeutics Inc. ..........................................    26,800                956,492
a Enzon Pharmaceuticals Inc. ....................................    34,600                469,522
a Nektar Therapeutics ...........................................    59,300                524,212
a ResMed Inc. ...................................................    33,000              1,310,100
a Telik Inc. ....................................................    32,300                616,607
a Xoma Ltd. .....................................................   134,500              1,011,440
                                                                                       -----------
                                                                                         8,086,986
                                                                                       -----------
  INDUSTRIAL SERVICES 1.2%
a Oceaneering International Inc. ................................    11,700                298,350
a OMI Corp. .....................................................    61,200                416,772
                                                                                       -----------
                                                                                           715,122
                                                                                       -----------
  PROCESS INDUSTRIES 1.5%
  Minerals Technologies Inc. ....................................    18,500                924,075
                                                                                       -----------



                                                                ANNUAL REPORT 17

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

FIDUCIARY SMALL CAPITALIZATION EQUITY FUND                           SHARES                 VALUE
--------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  RETAIL TRADE 9.8%
a Aeropostale ...................................................    35,800             $  936,170
a Chico's FAS Inc. ..............................................    31,800                863,370
  Claire's Stores Inc. ..........................................    28,700                783,510
a Movie Gallery Inc. ............................................    33,500                670,000
a PETCO Animal Supplies Inc. ....................................    26,400                662,376
  Regis Corp. ...................................................    36,900              1,136,151
a West Marine Inc. ..............................................    46,200                955,878
                                                                                       -----------
                                                                                         6,007,455
                                                                                       -----------
  TECHNOLOGY SERVICES 6.9%
a Concord Communications Inc. ...................................    23,500                340,750
a Documentum Inc. ...............................................    93,800              1,608,670
a Hyperion Solutions Corp. ......................................    11,900                325,227
a Intervideo Inc. ...............................................     2,700                 55,026
a Manhattan Associates Inc. .....................................    14,400                396,576
a Packeteer Inc. ................................................    23,200                281,184
a Red Hat Inc. ..................................................    58,900                372,248
a RSA Security Inc. .............................................    37,100                452,620
a Tier Technologies Inc., B .....................................    34,700                350,123
                                                                                       -----------
                                                                                         4,182,424
                                                                                       -----------
  TRANSPORTATION 2.4%
a AirTran Holdings Inc. .........................................    77,100              1,004,613
a Heartland Express Inc. ........................................    18,200                462,280
                                                                                       -----------
                                                                                         1,466,893
                                                                                       -----------
  UTILITIES .8%
  Philadelphia Suburban Corp. ...................................    20,600                493,164
                                                                                       -----------
  TOTAL INVESTMENTS (COST $48,413,629) 97.4% ....................                       59,416,837
  OTHER ASSETS, LESS LIABILITIES 2.6% ...........................                        1,608,911
                                                                                       -----------
  NET ASSETS 100.0% .............................................                      $61,025,748
                                                                                       -----------



aNon-income producing

                       See notes to financial statements.

18 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS
FIDUCIARY EUROPEAN SMALLER COMPANIES FUND
--------------------------------------------------------------------------------

                                                                                                   YEAR ENDED
                                                                               PERIOD ENDED       NOVEMBER 30,
                                                                                 JULY 31,    ---------------------
                                                                                   2003 C     2002         2001 E
                                                                              ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ......................................       $5.27      $6.89       $10.00
                                                                              ------------------------------------
Income from investment operations:
 Net investment income (loss)a ............................................         .08       (.01)        (.02)
 Net realized and unrealized gains (losses) ...............................         .88      (1.61)       (3.09)
                                                                              ------------------------------------
Total from investment operations ..........................................         .96      (1.62)       (3.11)
                                                                              ------------------------------------
Less distributions from net investment income .............................        (.01)        --           --
                                                                              ------------------------------------
Net asset value, end of period ............................................       $6.22      $5.27        $6.89
                                                                              ------------------------------------
Total return b ............................................................      18.20%   (23.51)%     (31.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .........................................     $12,996    $14,970      $14,495
Ratios to average net assets:
 Expenses .................................................................       1.20% d    1.20%        1.20% d
 Expenses excluding waiver and payments by affiliate ......................       1.84% d    1.61%        2.62% d
 Net investment income (loss) .............................................       2.18% d   (.14)%       (.28)% d
Portfolio turnover rate ...................................................      87.83%    131.90%       82.43%

aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period December 1, 2002 to July 31, 2003.
dAnnualized
eFor the period January 2, 2001 (effective date) to November 30, 2001.

                       See notes to financial statements.

                                                                ANNUAL REPORT 19

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003

  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                       INDUSTRY            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.8%

  BELGIUM 3.5%
  Barco NV ............................................      Electronic Technology     3,300    $   198,531
a Mobistar SA                                                    Communications        6,224        260,603
                                                                                                -----------
                                                                                                    459,134
                                                                                                -----------
  DENMARK 5.2%
  GN Store Nord AS ....................................      Electronic Technology    59,300        256,906
  Radiometer AS, B ....................................        Health Technology       3,045        207,565
a Topdanmark AS .......................................            Finance             5,600        207,830
                                                                                                -----------
                                                                                                    672,301
                                                                                                -----------
  FINLAND 3.9%
  Elcoteq Network Corp., A ............................      Electronic Technology     1,294         16,604
  Nokian Renkaat OYJ ..................................        Consumer Durables       4,320        218,808
  TietoEnator OYJ .....................................       Technology Services     14,395        273,820
                                                                                                -----------
                                                                                                    509,232
                                                                                                -----------
  FRANCE 8.8%
a Atos Origin .........................................      Technology Services       6,455        269,331
  Beneteau ............................................       Consumer Durables        4,742        178,802
a Business Objects SA .................................      Technology Services      10,930        269,544
  Neopost SA ..........................................    Producer Manufacturing      4,480        182,185
a UBI Soft Entertainment ..............................       Consumer Durables       11,530        240,087
                                                                                                -----------
                                                                                                  1,139,949
                                                                                                -----------
  GERMANY 7.9%
  Awd Holdings AG .....................................          Finance               6,670        126,125
  a Freenet.de AG .....................................    Technology Services           402         18,235
  Iwka AG .............................................   Producer Manufacturing         930         12,676
  Medion AG ...........................................     Commercial Services        4,741        182,767
  Puma AG .............................................    Consumer Non-Durables       2,080        236,457
  Stada Arzneimittel AG ...............................     Health Technology          2,305        133,742
  United Internet AG ..................................     Commercial Services        6,768        135,215
  Vossloh AG ..........................................   Producer Manufacturing       4,700        186,212
                                                                                                -----------
                                                                                                  1,031,429
                                                                                                -----------
  GREECE 1.9%
  Germanos SA .........................................         Retail Trade          14,530        245,315
                                                                                                -----------
  IRISH REPUBLIC 8.5%
  Depfa Bank PLC ......................................          Finance               3,267        260,529
  First Active PLC ....................................          Finance              38,150        206,541
  Grafton Group .......................................    Distribution Services      55,628        259,842
  Iaws Group PLC ......................................      Process Industries       22,165        197,588



20 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                       INDUSTRY            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  IRISH REPUBLIC (CONT.)
  Jurys Doyle Hotel Group PLC .........................       Consumer Services       18,900    $   179,331
  United Drug PLC .....................................     Distribution Services        259            568
                                                                                                -----------
                                                                                                  1,104,399
                                                                                                -----------
  ITALY 4.3%
  Bulgari SpA .........................................         Retail Trade          31,610        191,058
  Gruppo Editoriale L'Espresso SpA ....................       Consumer Services       59,621        246,953
  Merloni Elettrodomestici SpA ........................       Consumer Durables        8,428        117,439
                                                                                                -----------
                                                                                                    555,450
                                                                                                -----------
  LUXEMBOURG .9%
a Gemplus International SA ............................    Electronic Technology      89,120        118,365
                                                                                                -----------
  NORWAY 4.3%
  Prosafe ASA .........................................     Industrial Services        6,250        114,318
a Tandberg ASA ........................................    Electronic Technology      33,990        207,392
a TGS Nopec Geophysical Co. ASA .......................     Industrial Services       18,772        230,632
                                                                                                -----------
                                                                                                    552,342
                                                                                                -----------
  SPAIN 8.4%
  Aldeasa SA ..........................................         Retail Trade           9,960        209,413
  Enagas SA ...........................................     Industrial Services       20,810        177,779
  Grupo Auxiliar Metalurgico SA (GAMESA) ..............    Electronic Technology       8,115        180,668
  Prosegur CIA De Seguridad SA ........................      Commercial Services      12,180        164,237
  Telefonica Publicidad E Informacion SA ..............      Commercial Services      39,130        182,779
  Zardoya Otis SA .....................................    Producer Manufacturing     11,526        182,532
                                                                                                -----------
                                                                                                  1,097,408
                                                                                                -----------
  SWEDEN 9.6%
  D. Carnegie & Co. AB ................................          Finance              29,600        270,315
a Elekta AB, B ........................................      Health Technology        15,960        208,909
  Getinge AB, B .......................................      Health Technology         8,970        254,487
  Gunnebo AB ..........................................   Producer Manufacturing       9,160        172,880
a Modern Times Group AB ...............................      Consumer Services        13,836        191,216
  Observer AB .........................................     Commercial Services       41,070        149,024
                                                                                                -----------
                                                                                                  1,246,831
                                                                                                -----------
  SWITZERLAND 6.1%
a Actelion Ltd. .......................................     Health Technology          3,310        228,301
  Charles Vogele Holding AG ...........................        Retail Trade            3,390        127,773
  Kuoni Reisen Holding AG, B ..........................      Consumer Services           803        233,355
  Straumann Holding AG ................................      Health Technology         2,245        199,892
                                                                                                -----------
                                                                                                    789,321
                                                                                                -----------


                                                                ANNUAL REPORT 21

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2003 (CONT.)

  FIDUCIARY EUROPEAN SMALLER COMPANIES FUND                       INDUSTRY            SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)

  UNITED KINGDOM 23.5%
  Aegis Group PLC ................................        Commercial Services        160,970    $   232,877
  Balfour Beatty PLC .............................        Industrial Services         71,182        213,969
  Bovis Homes Group PLC ..........................         Consumer Durables          27,423        195,060
  Chrysalis Group PLC ............................         Consumer Services          52,930        177,398
  Dairy Crest Group PLC ..........................       Consumer Non-Durables        25,050        171,134
  Enterprise Inns PLC ............................         Consumer Services          16,050        227,424
  First Choice Holidays PLC ......................         Consumer Services         121,165        223,983
  ICAP PLC .......................................             Finance                12,370        241,097
  Hiscox PLC .....................................             Finance                67,000        163,165
  HIT Entertainment PLC ..........................         Consumer Services          45,915        206,658
  Intermediate Capital Group PLC .................             Finance                13,066        207,090
  MFI Furniture Group PLC ........................         Consumer Durables          82,460        244,557
  Mothercare PLC .................................           Retail Trade             52,470        161,517
a SurfControl plc ................................    Internet Software & Services    13,290        185,005
  Weir Group PLC .................................       Producer Manufacturing       46,870        201,539
                                                                                                -----------
                                                                                                  3,052,473
                                                                                                -----------
  TOTAL INVESTMENTS (COST $10,420,410) 96.8% .....                                               12,573,949
  OTHER ASSETS, LESS LIABILITIES 3.2% ............                                                  422,377
                                                                                                -----------
  NET ASSETS 100.0% ..............................                                              $12,996,326
                                                                                                -----------


 aNon-income producing

                       See notes to financial statements.

22 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2003
--------------------------------------------------------------------------------

                                                                      FIDUCIARY                        FIDUCIARY
                                                                        LARGE          FIDUCIARY       EUROPEAN
                                                                   CAPITALIZATION        SMALL          SMALLER
                                                                     GROWTH AND     CAPITALIZATION     COMPANIES
                                                                     INCOME FUND      EQUITY FUND        FUND
                                                                     ---------------------------------------------
Assets:
 Investments in securities:
  Cost ..........................................................    $58,111,950     $ 48,413,629    $ 10,420,410
                                                                     ---------------------------------------------
  Value .........................................................     69,899,560       59,416,837      12,573,949
 Cash ...........................................................        643,085        1,229,900         234,742
 Foreign currency, at value (Cost $221,297) .....................             --               --         220,599
 Receivables:
  Investment securities sold ....................................             --        3,094,121         325,579
  Capital shares sold ...........................................        104,800           14,000              --
  Dividends and interest ........................................         68,284               --          34,497
  Affiliates ....................................................             --            2,922              --
                                                                     ---------------------------------------------
      Total assets ..............................................     70,715,729       63,757,780      13,389,366
                                                                     ---------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ...............................             --        2,702,016         361,790
  Capital shares redeemed .......................................             --               --             622
  Affiliates ....................................................          1,169               --           1,772
  Professional fees .............................................         25,097           22,455          18,898
 Other liabilities ..............................................          4,989            7,561           9,958
                                                                     ---------------------------------------------
      Total liabilities .........................................         31,255        2,732,032         393,040
                                                                     ---------------------------------------------
       Net assets, at value .....................................    $70,684,474     $ 61,025,748    $ 12,996,326
                                                                     ---------------------------------------------
Net assets consist of:
 Undistributed net investment income ............................    $    38,657     $         --    $    167,049
 Net unrealized appreciation (depreciation) .....................     11,787,610       11,003,208       2,156,881
 Accumulated net realized gain (loss) ...........................           (305)     (22,765,732)    (11,515,969)
 Capital shares .................................................     58,858,512       72,788,272      22,188,365
                                                                     ---------------------------------------------
       Net assets, at value .....................................    $70,684,474     $ 61,025,748    $ 12,996,326
                                                                     ---------------------------------------------
 Shares outstanding .............................................     11,952,922        4,282,189       2,089,468
                                                                     ---------------------------------------------
 Net asset value and maximum offering price per share ...........          $5.91           $14.25           $6.22
                                                                     ---------------------------------------------



                       See notes to financial statements.



                                                                ANNUAL REPORT 23

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 1, 2002 TO JULY 31, 2003
AND THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

                                                          FIDUCIARY                            FIDUCIARY
                                                    LARGE CAPITALIZATION                 SMALL CAPITALIZATION
                                                   GROWTH AND INCOME FUND                     EQUITY FUND
                                               ---------------------------------------------------------------------
                                                  PERIOD             YEAR               PERIOD           YEAR
                                                   ENDED             ENDED               ENDED           ENDED
                                               JULY 31, 2003  NOVEMBER 30, 2002     JULY 31, 2003  NOVEMBER 30, 2002
                                               ---------------------------------------------------------------------
Investment income:
 Dividends ...................................  $  679,915       $  1,022,829        $  127,954      $    185,412
 Interest ....................................      48,655            132,015            15,502            47,674
                                               -------------------------------------------------------------------
      Total investment income ................     728,570 a        1,154,844 b         143,456 a         233,086
                                               -------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ....................     303,156            492,257           351,888           805,106
 Administrative fees (Note 3) ................      80,842            131,542            70,411           161,428
 Transfer agent fees (Note 3) ................         845              5,861             2,225             6,723
 Custodian fees ..............................         416              4,000             3,639             2,449
 Reports to shareholders .....................       6,379              6,831             7,653             7,155
 Registration and filing fees ................       8,365             13,928             8,864             9,488
 Professional fees ...........................      73,752             49,059            44,271            62,594
 Trustees' fees and expenses .................      16,785             15,561            14,672            22,264
 Other .......................................          --                343               714             1,005
                                               -------------------------------------------------------------------
      Total expenses .........................     490,540            719,382           504,337         1,078,212
      Expenses waived/paid by affiliate
      (Note 3) ...............................     (72,768)           (43,338)          (46,847)          (31,565)
                                               -------------------------------------------------------------------
        Net expenses .........................     417,772            676,044           457,490         1,046,647
                                               -------------------------------------------------------------------
         Net investment income (loss) ........     310,798            478,800          (314,034)         (813,561)
                                               -------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ................................   3,106,631         (3,106,936)        1,755,911       (24,521,643)
  Foreign currency transactions ..............         (15)                --                --                --
                                               -------------------------------------------------------------------
       Net realized gain (loss) ..............   3,106,616         (3,106,936)        1,755,911       (24,521,643)
                                               -------------------------------------------------------------------
 Net unrealized appreciation (depreciation) on
  investments ................................      83,381        (10,195,202)        5,141,113          (562,393)
                                               -------------------------------------------------------------------
Net realized and unrealized gain (loss) ......   3,189,997        (13,302,138)        6,897,024       (25,084,036)
                                               -------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations ...................  $3,500,795       $(12,823,338)       $6,582,990      $(25,897,597)
                                               -------------------------------------------------------------------

aNet of  foreign  taxes  and fees of  $4,485  and $480 for the  Fiduciary  Large
 Capitalization Growth and Income Fund and the Fiduciary Small Capitalization Equity Fund, respectively.
bNet of foreign taxes and fees of $8,176.

                       See notes to financial statements.

24 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD DECEMBER 1, 2002 TO JULY 31, 2003
AND THE YEAR ENDED NOVEMBER 30, 2002
--------------------------------------------------------------------------------

                                                                                             FIDUCIARY
                                                                                         EUROPEAN SMALLER
                                                                                          COMPANIES FUND
                                                                                 --------------------------------
                                                                                    PERIOD            YEAR
                                                                                     ENDED            ENDED
                                                                                 JULY 31, 2003  NOVEMBER 30, 2002
                                                                                 --------------------------------
Investment income:
 Dividends ................................................................        $  272,963       $   159,893
 Interest .................................................................             2,145             5,420
                                                                                   -----------------------------
      Total investment income .............................................           275,108 a         165,313 b
                                                                                   -----------------------------
Expenses:
 Management fees (Note 3) .................................................            81,307           156,185
 Administrative fees (Note 3) .............................................            16,261            31,229
 Transfer agent fees (Note 3) .............................................             2,723             3,436
 Custodian fees ...........................................................             8,748            13,800
 Reports to shareholders ..................................................             2,730            18,212
 Registration and filing fees .............................................             8,222             4,316
 Professional fees ........................................................            23,886            18,578
 Trustees' fees and expenses ..............................................             3,623             4,549
 Other ....................................................................             2,478             2,116
                                                                                   -----------------------------
      Total expenses ......................................................           149,978           252,421
      Expenses waived/paid by affiliate (Note 3) ..........................           (52,386)          (65,006)
                                                                                   -----------------------------
        Net expenses ......................................................            97,592           187,415
         Net investment income (loss) .....................................           177,516           (22,102)
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................            91,943        (6,711,974)
  Foreign currency transactions ...........................................           (10,369)           43,370
                                                                                   -----------------------------
       Net realized gain (loss) ...........................................            81,574        (6,668,604)
                                                                                   -----------------------------
 Net unrealized appreciation (depreciation) on:
  Investments .............................................................         1,517,767         1,607,137
  Translation of assets and liabilities denominated in foreign currencies .            (1,399)            4,741
                                                                                   -----------------------------
       Net unrealized appreciation (depreciation) .........................         1,516,368         1,611,878
Net realized and unrealized gain (loss) ...................................         1,597,942        (5,056,726)
Net increase (decrease) in net assets resulting from operations ...........        $1,775,458       $(5,078,828)
                                                                                   -----------------------------

aNet of foreign  taxes and fees of $39,037.
bNet of foreign  taxes and fees of $20,903.

                       See notes to financial statements.



                                                                ANNUAL REPORT 25

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 1, 2002 TO JULY 31, 2003
AND THE YEARS ENDED NOVEMBER 30, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                        FIDUCIARY LARGE CAPITALIZATION
                                                                            GROWTH AND INCOME FUND
                                                               -------------------------------------------------------
                                                                  PERIOD             YEAR                YEAR
                                                                   ENDED             ENDED               ENDED
                                                               JULY 31, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................................    $   310,798        $    478,800         $    479,090
  Net realized gain (loss) from investments
   and foreign currency transactions .........................      3,106,616          (3,106,936)           3,669,338
  Net unrealized appreciation (depreciation) on investments .         83,381         (10,195,202)         (12,256,112)
                                                                 -----------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations ......................................      3,500,795         (12,823,338)          (8,107,684)
 Distributions to shareholders from:
  Net investment income .....................................       (405,680)           (505,369)            (410,214)
  Net realized gains ........................................             --          (3,665,800)         (14,555,352)
                                                                 -----------------------------------------------------
 Total distributions to shareholders ........................       (405,680)         (4,171,169)         (14,965,566)
 Capital share transactions (Note 2) ........................      6,685,439           3,264,124           10,655,109
                                                                 -----------------------------------------------------
      Net increase (decrease) in net assets .................      9,780,554         (13,730,383)         (12,418,141)

Net assets:
 Beginning of period ........................................     60,903,920          74,634,303           87,052,444
                                                                 -----------------------------------------------------
 End of period ..............................................    $70,684,474        $ 60,903,920        $  74,634,303
                                                                 -----------------------------------------------------
Undistributed net investment income included in net assets:
 End of period ..............................................    $    38,657        $    133,554        $     160,988
                                                                 -----------------------------------------------------



                       See notes to financial statements.

26 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD DECEMBER 1, 2002 TO JULY 31, 2003
AND THE YEARS ENDED NOVEMBER 30, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                        FIDUCIARY SMALL CAPITALIZATION
                                                                                  EQUITY FUND
                                                               -------------------------------------------------------
                                                                  PERIOD             YEAR                YEAR
                                                                   ENDED             ENDED               ENDED
                                                               JULY 31, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .............................     $  (314,034)       $   (813,561)        $   (674,461)
  Net realized gain (loss) from investments ................       1,755,911         (24,521,643)           9,443,635
  Net unrealized appreciation (depreciation) on investments        5,141,113            (562,393)         (20,142,468)
                                                                 -----------------------------------------------------
       Net increase (decrease) in net assets resulting
        from operations ....................................       6,582,990         (25,897,597)         (11,373,294)
 Distributions to shareholders from:
  Net investment income ....................................              --                  --                   --
  Net realized gains .......................................              --          (8,816,673)                  --
                                                                 -----------------------------------------------------
 Total distributions to shareholders .......................              --          (8,816,673)                  --
 Capital share transactions (Note 2) .......................      (5,439,357)         (3,063,862)            (351,859)
                                                                 -----------------------------------------------------
       Net increase (decrease) in net assets ...............       1,143,633         (37,778,132)         (11,725,153)
Net assets:
 Beginning of period .......................................      59,882,115          97,660,247          109,385,400
                                                                 -----------------------------------------------------
 End of period .............................................     $61,025,748        $ 59,882,115         $ 97,660,247
                                                                 -----------------------------------------------------
Undistributed net investment income included in net assets:
 End of period .............................................     $        --        $         --         $         --
                                                                 -----------------------------------------------------


                       See notes to financial statements.

                                                                ANNUAL REPORT 27

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD DECEMBER 1, 2002 TO JULY 31, 2003
AND THE YEARS ENDED NOVEMBER 30, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                          FIDUCIARY EUROPEAN SMALLER
                                                                                COMPANIES FUND
                                                               -------------------------------------------------------
                                                                  PERIOD             YEAR                YEAR
                                                                   ENDED             ENDED               ENDED
                                                               JULY 31, 2003   NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                               -------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..............................    $   177,516          $  (22,102)         $  ( 39,167)
  Net realized gain (loss) from investments and foreign
   currency transactions ....................................         81,574          (6,668,604)          (4,901,000)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies .......................................      1,516,368           1,611,878             (971,365)
                                                                 -----------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations ......................................      1,775,458          (5,078,828)          (5,911,532)
 Distributions to shareholders from net investment income ...        (21,366)                 --                   --
 Capital share transactions (Note 2) ........................     (3,727,425)          5,553,659           20,406,360
                                                                 -----------------------------------------------------
      Net increase (decrease) in net assets .................     (1,973,333)            474,831           14,494,828
Net assets:
 Beginning of period ........................................     14,969,659          14,494,828                   --
                                                                 -----------------------------------------------------
 End of period ..............................................    $12,996,326         $14,969,659          $14,494,828
                                                                 -----------------------------------------------------
Undistributed net investment income included in net assets:
 End of period ..............................................    $   167,049          $   21,268          $        --
                                                                 -----------------------------------------------------

aFor the period January 2, 2001 (effective date) to November 30, 2001.

                       See notes to financial statements.


28 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All Funds included in this report (the Funds) are diversified. The investment objectives of the Funds included in this report are:

GROWTH                                         GROWTH AND INCOME
----------------------------------------------------------------------------------------------------
Fiduciary European Smaller Companies Fund      Fiduciary Large Capitalization Growth and Income Fund
Fiduciary Small Capitalization Equity Fund

On July 24, 2003, the Fiduciary Large Capitalization Growth and Income Fund, the Fiduciary Small Capitalization Equity Fund, and the Fiduciary European Smaller Companies Fund, newly created series of the Trust, acquired the net assets of the FTI Large Capitalization Growth and Income Fund, the FTI Small Capitalization Equity Fund, and the FTI European Smaller Companies Fund, respectively, (the Acquired Funds) pursuant to a plan of reorganization approved by each of the FTI Funds' shareholders. The mergers were accomplished by tax-free exchanges of the shares priced at net asset value for the Acquired Funds.

As a result of the reorganization, the fiscal year end of the Trust changed from November 30 of each year to July 31.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                                                                ANNUAL REPORT 29

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

C. FOREIGN CURRENCY CONTRACTS

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


30 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2003, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                     FIDUCIARY
                                                               LARGE CAPITALIZATION
                                                              GROWTH AND INCOME FUND
                                                           -----------------------------
                                                             SHARES           AMOUNT
                                                           -----------------------------
Period ended July 31, 2003 a
 Shares sold ..........................................     1,650,639       $ 9,256,706
 Shares issued in reinvestment of distributions .......           676             3,691
 Shares redeemed ......................................      (475,943)       (2,574,958)
                                                           -----------------------------
 Net increase (decrease) ..............................     1,175,372       $ 6,685,439
                                                           -----------------------------
Year ended November 30, 2002
 Shares sold ..........................................     1,194,377       $ 7,435,837
 Shares issued in reinvestment of distributions .......       525,396         3,577,486
 Shares redeemed ......................................    (1,293,577)       (7,749,199)
                                                           -----------------------------
 Net increase (decrease) ..............................       426,196       $ 3,264,124
                                                           -----------------------------
Year ended November 30, 2001
 Shares sold ..........................................       440,266       $  3,355,903
 Shares issued in reinvestment of distributions .......     1,825,051        14,289,554
 Shares redeemed ......................................      (957,102)       (6,990,348)
                                                           -----------------------------
 Net increase (decrease) ..............................     1,308,215       $10,655,109
                                                           -----------------------------




                                                                ANNUAL REPORT 31

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                    FIDUCIARY
                                                         SMALL CAPITALIZATION EQUITY FUND
                                                         --------------------------------
                                                             SHARES           AMOUNT
                                                         -------------------------------
Period ended July 31, 2003 a
  Shares sold .........................................      402,877      $  5,205,548
  Shares redeemed .....................................     (920,804)      (10,644,905)
                                                         -------------------------------
  Net increase (decrease) .............................     (517,927)     $ (5,439,357)
                                                         -------------------------------
Year ended November 30, 2002
  Shares sold .........................................      883,691      $ 14,398,859
  Shares issued in reinvestment of distributions ......      444,109         7,536,533
  Shares redeemed .....................................    (1,746,205)     (24,999,254)
                                                         -------------------------------
  Net increase (decrease) .............................     (418,405)     $ (3,063,862)
                                                         -------------------------------
Year ended November 30, 2001
  Shares sold .........................................    1,835,795      $ 35,593,900
  Shares redeemed .....................................   (1,825,443)      (35,945,759)
                                                         -------------------------------
  Net increase (decrease) .............................       10,352      $   (351,859)
                                                         -------------------------------

                                                                    FIDUCIARY
                                                          EUROPEAN SMALLER COMPANIES FUND
                                                         --------------------------------
                                                              SHARES           AMOUNT
                                                         -------------------------------
Period ended July 31, 2003 a
  Shares sold .........................................      254,685       $ 1,494,257
  Shares issued in reinvestment of distributions ......          185               938
  Shares redeemed .....................................   (1,004,877)       (5,222,620)
                                                         -------------------------------
  Net increase (decrease) .............................     (750,007)      $(3,727,425)
                                                         -------------------------------
Year ended November 30, 2002
  Shares sold .........................................    1,596,356       $10,745,802
  Shares redeemed .....................................     (861,356)       (5,192,143)
                                                         -------------------------------
  Net increase (decrease) .............................      735,000       $ 5,553,659
                                                         -------------------------------
Period ended November 30, 2001 b
  Shares sold .........................................    2,408,972       $22,717,533
  Shares redeemed .....................................     (304,497)       (2,311,173)
                                                         -------------------------------
  Net increase (decrease) .............................    2,104,475       $20,406,360
                                                         -------------------------------

aFor the period  December 1, 2002 to July 31, 2003.
bFor the period  January 2, 2001 (effective date) to November 30, 2001.


32 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

ENTITY                                                        AFFILIATION
--------------------------------------------------------------------------------------
Fiduciary International Inc. (Advisers)                       Investment manager
Franklin Templeton Services LLC (FT Services)                 Administrative manager
Templeton/Franklin Investment Services Inc. (Distributors)    Principal underwriter
Franklin/Templeton Investor Services LLC (Investor Services)  Transfer agent

The Funds pay an investment management fee to Advisers based on the average daily net assets of each fund as follows:

                                                               ANNUALIZED
                                                                   FEE
FUND                                                              RATE
--------------------------------------------------------------------------------
Fiduciary Large Capitalization Growth and Income Fund .........   .75%
Fiduciary Small Capitalization Equity Fund ....................  1.00%
Fiduciary European Smaller Companies Fund .....................  1.00%

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

Advisers   and  FT  Services   agreed  in  advance  to  waive   management   and
administrative fees, respectively, as noted in the Statement of Operations.

The Funds reimburse Distributors up to .25% per year of the average daily net assets, for costs incurred in marketing the Funds' shares. For the period ended July 31, 2003, the Funds did not incur a distribution services fee.

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                FIDUCIARY
                                 LARGE          FIDUCIARY          FIDUCIARY
                             CAPITALIZATION       SMALL            EUROPEAN
                               GROWTH AND    CAPITALIZATION         SMALLER
                               INCOME FUND     EQUITY FUND      COMPANIES FUND
                             ---------------------------------------------------
Transfer agent fees .........          $274         $1,583                $762





                                                                ANNUAL REPORT 33

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INCOME TAXES

At July 31, 2003, the Funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                           FIDUCIARY
                                             LARGE         FIDUCIARY       FIDUCIARY
                                        CAPITALIZATION       SMALL         EUROPEAN
                                          GROWTH AND    CAPITALIZATION      SMALLER
                                          INCOME FUND     EQUITY FUND   COMPANIES FUND
                                        ----------------------------------------------
Capital loss carryovers expiring in:
2009 .................................           $  --    $        --      $ 4,886,626
2010 .................................             305     22,362,781        6,556,559
2011 .................................              --             --           11,932
                                        ----------------------------------------------
                                                 $ 305    $22,362,781      $11,455,117
                                        ----------------------------------------------

The tax character of distributions paid during the period ended July 31, 2003 and the years ended November 30, 2002 and 2001 was as follows:

                                       FIDUCIARY LARGE CAPITALIZATION
                                           GROWTH AND INCOME FUND
                                     ------------------------------------
                                       2003        2002         2001
                                     ------------------------------------
Distributions paid from:
        Ordinary income ...........  $405,680   $  506,234   $   410,214
        Long-term capital gain ....        --    3,664,935    14,555,352
                                     ------------------------------------
                                     $405,680   $4,171,169   $14,965,566
                                     ------------------------------------


                                               FIDUCIARY SMALL
                                          CAPITALIZATION EQUITY FUND
                                     ------------------------------------
                                        2003        2002         2001
                                     ------------------------------------
Distributions paid from:
        Ordinary income ...........   $    --    $      --    $       --
        Long-term capital gain ....        --     8,816,673           --
                                     ------------------------------------
                                      $    --    $8,816,673   $       --
                                     ------------------------------------


                                              FIDUCIARY EUROPEAN
                                            SMALLER COMPANIES FUND
                                     ------------------------------------
                                        2003        2002         2001
                                     ------------------------------------
Distributions paid from:
        Ordinary income ...........   $ 21,366   $      --    $       --
        Long-term capital gain ....         --          --            --
                                     ------------------------------------
                                      $ 21,366   $      --    $       --
                                     ------------------------------------


34 ANNUAL REPORT

FRANKLIN GLOBAL TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INCOME TAXES (CONT.)

At  July  31,  2003,  the  cost  of  investments,  net  unrealized  appreciation
(depreciation),   undistributed  ordinary  income  and  undistributed  long-term capital gains for income tax purposes were as follows:

                                                 FIDUCIARY
                                                   LARGE         FIDUCIARY          FIDUCIARY
                                              CAPITALIZATION       SMALL            EUROPEAN
                                                GROWTH AND    CAPITALIZATION         SMALLER
                                                INCOME FUND     EQUITY FUND      COMPANIES FUND
                                                ------------------------------------------------
Cost of investments .........................    $58,111,950    $48,816,580         $10,481,262
                                                ------------------------------------------------
Unrealized appreciation .....................    $13,059,585    $11,769,863         $ 2,185,526
Unrealized depreciation .....................     (1,271,975)    (1,169,606)            (92,839)
                                                ------------------------------------------------
Net unrealized appreciation (depreciation) ..    $11,787,610    $10,600,257         $ 2,092,687
                                                ------------------------------------------------

Undistributed ordinary income ...............    $    38,657    $        --         $   167,049
Undistributed long-term capital gains .......             --             --                  --
                                                ------------------------------------------------
Distributable earnings ......................    $    38,657    $        --         $   167,049
                                                ------------------------------------------------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended July 31, 2003, were as follows:

                                                   FIDUCIARY
                                                     LARGE         FIDUCIARY          FIDUCIARY
                                                CAPITALIZATION       SMALL            EUROPEAN
                                                  GROWTH AND    CAPITALIZATION         SMALLER
                                                  INCOME FUND     EQUITY FUND      COMPANIES FUND
                                                ------------------------------------------------
Purchases ...................................    $28,960,816    $47,797,149         $10,979,486
Sales .......................................    $18,315,915    $54,302,635         $13,663,850






                                                                ANNUAL REPORT 35

FRANKLIN GLOBAL TRUST

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GLOBAL TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting a part of the Franklin Global Trust (hereafter referred to as the "Funds") at July 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period December 1, 2002 to July 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

The financial statements of the Funds for periods prior to the period December 1, 2002 to July 31, 2003, were audited by other auditors whose report dated January 3, 2003 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003

36 ANNUAL REPORT

FRANKLIN GLOBAL TRUST

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended July 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

            FIDUCIARY
              LARGE          FIDUCIARY          FIDUCIARY
         CAPITALIZATION        SMALL            EUROPEAN
           GROWTH AND     CAPITALIZATION         SMALLER
           INCOME FUND      EQUITY FUND      COMPANIES FUND
           ------------------------------------------------
            $613,111          $84,568           $297,576

Under Section 854(b)(2) of the Code, the Fiduciary Large Capitalization Growth and Income Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal period ended July 31, 2003.

At July 31, 2003, more than 50% of the Fiduciary European Smaller Companies Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund elects to treat foreign taxes paid under Section 853 of the Code. This election will allow shareholders of record in December 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund's distribution.

The foreign tax information will be disclosed in the January 31, 2004, semi-annual report of the Fund.



                                                                ANNUAL REPORT 37

BOARD MEMBERS AND OFFICERS
--------------------------------------------------------------------------------

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
FRANK H. ABBOTT, III (82)       Trustee        Since 2000           113         None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines
Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
---------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)           Trustee        Since 2000           140         Director, Bar-S Foods (meat packing
One Franklin Parkway                                                            company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and
President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
---------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (75)          Trustee        Since 2000            52         None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
---------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)        Trustee        Since 2000           141         None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)           Trustee        Since 2000            90         Director, Amerada Hess Corporation
One Franklin Parkway                                                            (exploration and refining of oil and
San Mateo, CA 94403-1906                                                        gas); Hercules Incorporated (chemicals,
                                                                                fibers and resins); Beverly Enterprises,
                                                                                Inc. (health care); H.J. Heinz Company
                                                                                (processed foods and allied products);
                                                                                RTI International Metals, Inc.
                                                                                (manufacture and distribution of
                                                                                titanium); and Canadian National Railway
                                                                                (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and
Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury
Department (1988-1989).
---------------------------------------------------------------------------------------------------------------------

38 ANNUAL REPORT

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (74)           Trustee       Since 2000           113         Director, The California Center for
One Franklin Parkway                                                            Land Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company
(venture capital).
---------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)           Trustee       Since 2000           140         Director, White Mountains Insurance
One Franklin Parkway                                                            Group, Ltd. (holding company); Martek
San Mateo, CA 94403-1906                                                        Biosciences Corporation; MedImmune, Inc.
                                                                                (biotechnology); Overstock.com (Internet
                                                                                services); and Spacehab, Inc. (aerospace
                                                                                services); and FORMERLY, Director, MCI
                                                                                Communication Corporation (subsequently
                                                                                known as MCI WorldCom, Inc. and
                                                                                WorldCom, Inc.) (communications
                                                                                services) (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River
Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
---------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (58)          Trustee and    Since 2000          38           None
One Franklin Parkway            Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment
Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (70)       Trustee and    Since 2000         140           None
One Franklin Parkway            Chairman of
San Mateo, CA 94403-1906        the Board


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member-Office of the Chairman and Director, Franklin Resources, Inc.;
Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------

                                                                ANNUAL REPORT 39

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (62)   Trustee,       Trustee and         123          None
One Franklin Parkway            President and  President since
San Mateo, CA 94403-1906        Chief          2000 and Chief
                                Executive      Executive
                                Officer -      Officer -
                                Investment     Investment
                                Management     Management
                                               since 2002


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director,
Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services,
Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)         Vice President Since 2000       Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC;
Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and
Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief
Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (55)          Senior Vice    Since 2002        Not Applicable  None
500 East Broward Blvd.         President and
Suite 2100                     Chief
Fort Lauderdale, FL            Executive
33394-3091                     Officer -
                               Finance and
                               Administration



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)             Vice President Since 2000        Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President,
Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust
(until 2000).
---------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)         Vice President Since 2000         Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.;
officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of
Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------

40 ANNUAL REPORT

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
EDWARD B. JAMIESON (55)        Vice President  Since 2000       Not Applicable  None
One Franklin Parkway
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin
Resources, Inc.; and officer and trustee of five of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)        Vice President   Since 2002       Not Applicable  Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue              - AML                                             Inc. and Lingnan Foundation.
Rockefeller Center            Compliance
New York, NY 10048-0772


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. MOLUMPHY       Vice President   Since 2000       Not Applicable  None
(41)
One Franklin Parkway
San Mateo, CA 94403-1906



PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of five of the investment companies in Franklin Templeton
Investments.
---------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)  Treasurer and    Treasurer since  Not Applicable  None
One Franklin Parkway          Chief Financial  2000 and Chief
San Mateo, CA 94403-1906      Officer          Financial Officer
                                               since 2002


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------

                                                                ANNUAL REPORT 41

                                                                NUMBER OF
                                                           PORTFOLIOS IN FUND
                                               LENGTH OF     COMPLEX OVERSEEN
NAME, AGE AND ADDRESS           POSITION      TIME SERVED    BY BOARD MEMBER*   OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)          Vice President  Since 2000     Not Applicable   None
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia)
Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
---------------------------------------------------------------------------------------------------------------------

 *We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE TRUST'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST'S, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.


--------------------------------------------------------------------------------
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/DIAL BEN (1-800/342-5236) to request the SAI.
--------------------------------------------------------------------------------

42 ANNUAL REPORT

                       This Page Intentionally Left Blank.

                       This Page Intentionally Left Blank.

                          Not part of the annual report

                               [GRAPHIC OMITTED]
                                 FGT FUNDS ART

                                    FGT FUNDS
                                  -------------


              Fiduciary Large Capitalization Growth and Income Fund
                                 Cusip 353533870

                   Fiduciary Small Capitalization Equity Fund
                                 Cusip 353533862

                    Fiduciary European Smaller Companies Fund
                                 Cusip 353533854

This report must be preceded or accompanied by the current FGT Funds prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


ADVISOR

Fiduciary International, Inc.
600 5th Avenue
New York, NY 10020-2302

DISTRIBUTOR

Templeton/Franklin Investment Services, Inc.
1-800/DIAL BEN(R)

--------------
Fiduciary
Trust
International
--------------

FGT1 A2003 09/03





                                                             JULY 31, 2003





Franklin Global
Aggressive Growth Fund

Franklin Global
Growth Fund



                                [GRAPHIC OMITTED]

ANNUAL REPORT AND SHAREHOLDER LETTER

                                                                          GLOBAL



                              FRANKLIN GLOBAL TRUST

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.



SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.



TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.



RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report

                     Contents

SHAREHOLDER LETTER .....................   1

ANNUAL REPORT
Franklin Global
Aggressive Growth Fund .................   4
Franklin Global
Growth Fund ............................  12

Financial Highlights &
Statements of Investments ..............  20
Financial Statements ...................  36
Notes to
Financial Statements ...................  40

Independent
Auditors' Report .......................  47
Tax Designation ........................  48
Board Members
and Officers ...........................  49

Annual Report


Franklin Global
Aggressive Growth Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Global Aggressive Growth Fund seeks long-term capital appreciation by investing primarily in securities of companies located around the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
North America                   54.4%
Europe                          17.9%
Asia                            14.8%
Australia & New Zealand          3.6%
Latin America                    1.2%
Short-Term Investments &
Other Net Assets                 8.1%

PERFORMANCE OVERVIEW

This annual report covers the fiscal year ended July 31, 2003. For the 12 months under review, Franklin Global Aggressive Growth Fund - Class A posted a -0.80% cumulative total return, as shown in the Performance Summary beginning on page
7. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Growth Index, posted a 7.63% total return for the same period. 1



1. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures total returns of equity securities with high price/book value ratios in developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


4 | Annual Report

ECONOMIC AND MARKET OVERVIEW

During the 12-month period under review, geopolitical developments such as Korean peninsula tensions, the severe acute respiratory syndrome outbreak and quick resolution to major conflict in Iraq, as well as economic news such as a massive U.S. tax relief program, proposed tax cuts in Germany, the Bank of Japan's quantitative easing program and threats of global deflation, influenced the financial markets. The economic developments contributed to strong returns for most asset classes in 2003's first half as many countries' governments committed to reinvigorating their economies. Largely as a result of these efforts and the prospect of deflation rather than inflation, most financial asset classes' results improved in the second half of the Fund's fiscal year. Bonds benefited from a benign inflationary environment. The resulting historically low bond yields seemed to lead investors back to equities in search of higher returns.

Many financial markets worldwide recorded some of their best results since 2000. For the 12 months ended July 31, 2003, global markets gained 9.32% as measured by the MSCI World Index, while non-U.S. markets increased 6.76% as measured by the MSCI Europe Australasia Far East (EAFE) Index. 2 By sector, smaller and more volatile technology and telecommunications stocks outperformed larger blue chip stocks.

INVESTMENT STRATEGY

Typically, we seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. We implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

MANAGER'S DISCUSSION

Stock selection was the biggest factor in underperformance compared to the benchmark index during the period, with most of the underperformance occurring during fourth quarter 2002 and first quarter 2003. During these time periods, lower-quality and generally more volatile securities led the market rally, particularly in the U.S. Companies that performed particularly well were low-priced stocks that had been previously beaten down to extremely low levels based on weak fundamentals.



TOP 10 SECTORS/INDUSTRIES
Franklin Global
Aggressive Growth Fund
7/31/03

---------------------------------------------------------
                                             % OF TOTAL
                                             NET ASSETS
---------------------------------------------------------
  Media                                            9.1%
---------------------------------------------------------
  Banks                                            7.3%
---------------------------------------------------------
  Software                                         6.3%
---------------------------------------------------------
  Pharmaceuticals                                  5.0%
---------------------------------------------------------
  Specialty Retail                                 4.8%
---------------------------------------------------------
  Insurance                                        3.8%
---------------------------------------------------------
  Commercial Services & Supplies                   3.5%
---------------------------------------------------------
  Industrial Conglomerates                         3.4%
---------------------------------------------------------
  Communications Equipment                         3.3%
---------------------------------------------------------
  Semiconductors & Semiconductor
  Equipment                                        3.3%
---------------------------------------------------------

2. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The indexes include reinvested dividends.

                                                               Annual Report | 5

TOP 10 HOLDINGS
Franklin Global
Aggressive Growth Fund
7/31/03

-------------------------------------------------------------
  COMPANY                                       % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                      NET ASSETS
-------------------------------------------------------------
  General Electric Co.                              2.6%
     INDUSTRIAL CONGLOMERATES, U.S.
-------------------------------------------------------------
  United Technologies Corp.                         2.5%
     AEROSPACE & DEFENSE, U.S.
-------------------------------------------------------------
  Fanuc Ltd.                                        2.2%
     MACHINERY, JAPAN
-------------------------------------------------------------
  Cisco Systems Inc.                                2.1%
     COMMUNICATIONS EQUIPMENT, U.S.
-------------------------------------------------------------
  Quest Diagnostics Inc.                            2.0%
     HEALTH CARE PROVIDERS & SERVICES, U.S.
-------------------------------------------------------------
  Wells Fargo & Co.                                 1.8%
     BANKS, U.S.
-------------------------------------------------------------
  Goldman Sachs Group Inc.                          1.7%
     FINANCE, U.S.
-------------------------------------------------------------
  QBE Insurance Group Ltd.                          1.6%
     INSURANCE, AUSTRALIA
-------------------------------------------------------------
  BARRA Inc.                                        1.6%
     COMMERCIAL SERVICES & SUPPLIES, U.S.
-------------------------------------------------------------
  SAP AG                                            1.6%
   SOFTWARE, GERMANY
-------------------------------------------------------------

During the Fund's fiscal year, we increased the Fund's U.S. weighting and decreased exposure to Europe and the U.K. We also decreased our holdings in Japan, while increasing our overall Asian exposure. Our regional strategy during the year was favorable for the Fund. In particular, our increased U.S. exposure, based on our expectation for the U.S. to lead the global economic recovery, benefited the Fund's performance, as did our relatively underweighted exposure to Europe. Some sector allocations during the year were also positive, despite the significant sector rotation for markets experienced throughout this time period. Our relative underweighted exposure to utilities, including electric utilities, energy equipment and services, and oil and gas, and our overweighted exposure to information technology, including commercial services and supplies, communications equipment, computers and peripherals, office electronics, semiconductors and semiconductor equipment, and software, contributed positively to performance.

Specific investments in technology and consumer sectors detracted from the Fund's returns. Within technology, we emphasized software and semiconductors and semiconductor equipment, where we saw high-quality companies and potential for increased demand if corporations return to capital spending on technology. However, during the period, these companies lagged other technology industries, in particular Internet-related stocks. Consumer stocks trailed the market as geopolitical concerns and a poor outlook for economic growth pressured consumer spending.

Significant purchases during the Fund's fiscal year included Fanuc, a Japanese factory automation and equipment manufacturer and robotics company, and Wells Fargo, the fifth-largest U.S. bank. Sales during the period included Gamesa, a Spanish power generation company, and Logitech International, a Swiss designer and manufacturer of personal computer input devices.

We thank you for your participation in Franklin Global Aggressive Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Aggressive Growth Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 7/31/03

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND




Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION

-----------------------------------------------------------------------------
  CLASS A                         CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)           -$0.05             $6.21            $6.26
-----------------------------------------------------------------------------
  CLASS B                         CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)           -$0.07             $6.15            $6.22
-----------------------------------------------------------------------------
  CLASS C                         CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)           -$0.08             $6.14            $6.22
-----------------------------------------------------------------------------
  ADVISOR CLASS                   CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)           -$0.02             $6.27            $6.29




         Annual Report | Past performance does not guarantee future results. | 7

PERFORMANCE 1

-------------------------------------------------------------------------------
  CLASS A                                           1-YEAR INCEPTION (12/29/00)
-------------------------------------------------------------------------------
  Cumulative Total Return 2                         -0.80%          -37.34%
  Average Annual Total Return 3                     -6.48%          -18.42%
  Value of $10,000 Investment 4                     $9,352           $5,906
  Avg. Ann. Total Return (6/30/03) 5               -14.73%          -19.67%
-------------------------------------------------------------------------------
  CLASS B                                           1-YEAR INCEPTION (12/29/00)
-------------------------------------------------------------------------------
  Cumulative Total Return 2                         -1.13%          -38.08%
  Average Annual Total Return 3                     -5.08%          -17.88%
  Value of $10,000 Investment 4                     $9,492           $6,008
  Avg. Ann. Total Return (6/30/03) 5               -13.49%          -19.12%
-------------------------------------------------------------------------------
  CLASS C                                           1-YEAR INCEPTION (12/29/00)
-------------------------------------------------------------------------------
  Cumulative Total Return 2                         -1.29%          -38.10%
  Average Annual Total Return 3                     -3.21%          -17.25%
  Value of $10,000 Investment 4                     $9,679           $6,129
  Avg. Ann. Total Return (6/30/03) 5               -11.85%          -18.48%
-------------------------------------------------------------------------------
  ADVISOR CLASS                                     1-YEAR INCEPTION (12/29/00)
-------------------------------------------------------------------------------
  Cumulative Total Return 2                         -0.32%          -36.63%
  Average Annual Total Return 3                     -0.32%          -16.17%
  Value of $10,000 Investment 4                     $9,968           $6,337
  Avg. Ann. Total Return (6/30/03) 5                -9.05%          -17.42%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
  CLASS A                     7/31/03
---------------------------------------
  1-Year                       -6.48%
---------------------------------------
  Since Inception (12/29/00)  -18.42%
---------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS A (12/29/00 - 7/31/03)
Date                    Franklin Global Aggressive Growth Fund      MSCI World Growth Index 6
12/29/00                                 9,425                                10,000
                                         9,425                                 9,988
                                         9,538                                10,290
                                         8,633                                 8,978
                                         7,917                                 8,254
                                         8,737                                 8,923
                                         8,605                                 8,745
                                         8,303                                 8,441
                                         7,795                                 8,317
8/31/01                                  7,163                                 7,805
                                         6,447                                 7,158
                                         6,861                                 7,464
                                         7,436                                 8,032
                                         7,513                                 8,073
                                         7,228                                 7,810
                                         6,943                                 7,833
                                         7,323                                 8,014
4/30/02                                  6,990                                 7,688
                                         6,886                                 7,650
                                         6,391                                 7,210
                                         5,954                                 6,703
                                         5,897                                 6,703
                                         5,364                                 6,039
                                         5,611                                 6,510
                                         5,849                                 6,748
12/31/02                                 5,431                                 6,490
                                         5,250                                 6,257
                                         5,136                                 6,191
                                         5,107                                 6,248
                                         5,478                                 6,697
                                         5,773                                 6,977
                                         5,782                                 7,077
7/31/03                                  5,906                                 7,215

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------
  CLASS B                            7/31/03
----------------------------------------------
  1-Year                              -5.08%
----------------------------------------------
  Since Inception (12/29/00)         -17.88%
----------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS B (12/29/00 - 7/31/03)
Date                    Franklin Global Aggressive Growth Fund      MSCI World Growth Index 6
12/29/00                             10,000                                   10,000
                                     10,000                                    9,988
                                     10,120                                   10,290
                                      9,160                                    8,978
                                      8,390                                    8,254
                                      9,250                                    8,923
                                      9,110                                    8,745
                                      8,780                                    8,441
                                      8,240                                    8,317
8/31/01                               7,570                                    7,805
                                      6,810                                    7,158
                                      7,240                                    7,464
                                      7,840                                    8,032
                                      7,934                                    8,073
                                      7,632                                    7,810
                                      7,330                                    7,833
                                      7,733                                    8,014
4/30/02                               7,370                                    7,688
                                      7,259                                    7,650
                                      6,726                                    7,210
                                      6,263                                    6,703
                                      6,202                                    6,703
                                      5,638                                    6,039
                                      5,900                                    6,510
                                      6,152                                    6,748
12/31/02                              5,709                                    6,490
                                      5,518                                    6,257
                                      5,397                                    6,191
                                      5,356                                    6,248
                                      5,749                                    6,697
                                      6,061                                    6,977
                                      6,061                                    7,077
7/31/03                               6,008                                    7,215

         Annual Report | Past performance does not guarantee future results. | 9

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

CLASS C (12/29/00 - 7/31/03)
Date                    Franklin Global Aggressive Growth Fund      MSCI World Growth Index 6
12/29/00                            9,901                                     10,000
                                    9,901                                      9,988
                                   10,010                                     10,290
                                    9,069                                      8,978
                                    8,307                                      8,254
                                    9,158                                      8,923
                                    9,020                                      8,745
                                    8,693                                      8,441
                                    8,158                                      8,317
8/31/01                             7,505                                      7,805
                                    6,752                                      7,158
                                    7,178                                      7,464
                                    7,772                                      8,032
                                    7,846                                      8,073
                                    7,556                                      7,810
                                    7,267                                      7,833
                                    7,656                                      8,014
4/30/02                             7,297                                      7,688
                                    7,187                                      7,650
                                    6,668                                      7,210
                                    6,209                                      6,703
                                    6,149                                      6,703
                                    5,590                                      6,039
                                    5,849                                      6,510
                                    6,099                                      6,748
12/31/02                            5,660                                      6,490
                                    5,470                                      6,257
                                    5,340                                      6,191
                                    5,300                                      6,248
                                    5,690                                      6,697
                                    5,989                                      6,977
                                    5,999                                      7,077
7/31/03                             6,129                                      7,215

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
  CLASS C                              7/31/03
------------------------------------------------
  1-Year                                -3.21%
------------------------------------------------
  Since Inception (12/29/00)           -17.25%
------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

ADVISOR CLASS (12/29/00 - 7/31/03)
Date                    Franklin Global Aggressive Growth Fund      MSCI World Growth Index 6
12/29/00                           10,000                                     10,000
                                   10,000                                      9,988
                                   10,120                                     10,290
                                    9,170                                      8,978
                                    8,410                                      8,254
                                    9,280                                      8,923
                                    9,140                                      8,745
                                    8,820                                      8,441
                                    8,280                                      8,317
8/31/01                             7,620                                      7,805
                                    6,860                                      7,158
                                    7,300                                      7,464
                                    7,910                                      8,032
                                    7,994                                      8,073
                                    7,701                                      7,810
                                    7,408                                      7,833
                                    7,812                                      8,014
4/30/02                             7,458                                      7,688
                                    7,347                                      7,650
                                    6,812                                      7,210
                                    6,357                                      6,703
                                    6,296                                      6,703
                                    5,720                                      6,039
                                    6,003                                      6,510
                                    6,256                                      6,748
12/31/02                            5,811                                      6,490
                                    5,619                                      6,257
                                    5,488                                      6,191
                                    5,467                                      6,248
                                    5,862                                      6,697
                                    6,185                                      6,977
                                    6,195                                      7,077
7/31/03                             6,337                                      7,215

AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------
  ADVISOR CLASS                        7/31/03
------------------------------------------------
  1-Year                                -0.32%
------------------------------------------------
  Since Inception (12/29/00)           -16.17%
------------------------------------------------

10 | Past performance does not guarantee future results. | Annual Report

ENDNOTES


THE FUND'S MANAGER USES AN AGGRESSIVE GROWTH STRATEGY, SO AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK AND VOLATILITY THAN A MORE CONSERVATIVE EQUITY FUND. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, REGULATORY AND POLITICAL DEVELOPMENTS. SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A:       Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. The Fund's manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. If they had not taken this action, the Fund's total return would have been lower. After 7/31/04, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s).
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures total returns of equity securities with high price/book value ratios in developed markets globally.


        Annual Report | Past performance does not guarantee future results. | 11

Franklin Global Growth Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Global Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of large- and mid-cap growth companies located and doing business throughout the world.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
North America ..................... 55.5%
Europe ............................ 23.5%
Asia .............................. 11.3%
Latin America .....................  2.2%
Australia & New Zealand ...........  1.8%
Short-Term Investments &
Other Net Assets ..................  5.7%





PERFORMANCE OVERVIEW

This annual report covers the fiscal year ended July 31, 2003. For the 12 months under review, Franklin Global Growth Fund - Class A posted a +2.98% cumulative total return, as shown in the Performance Summary beginning on page 15. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Growth Index, posted a 7.63% total return for the same period. 1

ECONOMIC AND MARKET OVERVIEW

During the 12-month period under review, geopolitical developments such as Korean peninsula tensions, the severe acute respiratory syndrome outbreak and quick resolution to major conflict in Iraq, as well as economic news such as a massive U.S. tax relief program, proposed tax cuts in Germany, the Bank of Japan's quantitative easing program and threats of global deflation, influenced the financial markets. The economic developments contributed to strong returns for most



1. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures total returns of equity securities with high price/book value ratios in developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 32.


12 | Annual Report
asset classes in 2003's first half as many countries' governments committed to reinvigorating their economies. Largely as a result of these efforts and the prospect of deflation rather than inflation, most financial asset classes' results improved in the second half of the Fund's fiscal year. Bonds benefited from a benign inflationary environment. The resulting historically low bond yields seemed to lead investors back to equities in search of higher returns.

Many financial markets worldwide recorded some of their best results since 2000. For the 12 months ended July 31, 2003, global markets gained 9.32% as measured by the MSCI World Index, while non-U.S. markets increased 6.76% as measured by the MSCI Europe Australasia Far East (EAFE) Index. 2 By sector, smaller and more volatile technology and telecommunications stocks outperformed larger blue chip stocks.

INVESTMENT STRATEGY

Typically, we seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. We implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

MANAGER'S DISCUSSION

Stock selection was the biggest factor in underperformance compared to the benchmark index during the period, with most of the underperformance occurring during fourth quarter 2002 and first quarter 2003. During these time periods, lower-quality and generally more volatile securities led the market rally, particularly in the U.S. Companies that performed particularly well were low-priced stocks that had been previously beaten down to extremely low levels based on weak fundamentals.

During the Fund's fiscal year, we increased the Fund's U.S. weighting and decreased exposure to Japan and the U.K. Our underweighted positions relative to the benchmark index in Spain and Finland and our overweighted position in Denmark for much of the reporting period detracted from the Fund's performance, while our overweighted German and underweighted Netherlands positions benefited performance. Our increased U.S. exposure and underweighted European position also benefited performance. Some sector allocations during the year were also positive, despite the significant sector rotation for markets experienced throughout this time period.



TOP 10 SECTORS/INDUSTRIES
Franklin Global Growth Fund
7/31/03

-----------------------------------------------------------
                                              % OF TOTAL
                                              NET ASSETS
-----------------------------------------------------------
  Media                                             9.9%
-----------------------------------------------------------
  Banks                                             9.6%
-----------------------------------------------------------
  Software                                          7.1%
-----------------------------------------------------------
  Diversified Financials                            7.0%
-----------------------------------------------------------
  Pharmaceuticals                                   5.5%
-----------------------------------------------------------
  Semiconductors & Semiconductor
  Equipment                                         4.9%
-----------------------------------------------------------
  Insurance                                         3.7%
-----------------------------------------------------------
  Industrial Conglomerates                          3.6%
-----------------------------------------------------------
  Specialty Retail                                  3.4%
-----------------------------------------------------------
  Health Care Providers & Supplies                  3.3%
-----------------------------------------------------------

2. Source: Standard & Poor's Micropal. The MSCI World Index is market capitalization-weighted and measures total returns of equity securities in developed markets globally. The MSCI EAFE Index is market capitalization-weighted and measures total returns of equity securities in developed markets in Europe, Australasia and the Far East. The indexes include reinvested dividends.

                                                              Annual Report | 13

TOP 10 HOLDINGS
Franklin Global Growth Fund
7/31/03

----------------------------------------------------------
  COMPANY                                     % OF TOTAL
  SECTOR/INDUSTRY, COUNTRY                    NET ASSETS
----------------------------------------------------------
  United Technologies Corp.                         2.9%
   AEROSPACE & DEFENSE, U.S.
----------------------------------------------------------
  Citigroup Inc.                                    2.7%
   DIVERSIFIED FINANCIALS, U.S.
----------------------------------------------------------
  General Electric Co.                              2.7%
   INDUSTRIAL CONGLOMERATES, U.S.
----------------------------------------------------------
  Viacom Inc., B                                    2.5%
   MEDIA, U.S.
----------------------------------------------------------
  Applied Materials Inc.                            2.5%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, U.S.
----------------------------------------------------------
  Goldman Sachs Group Inc.                          2.2%
   DIVERSIFIED FINANCIALS, U.S.
----------------------------------------------------------
  Canon Inc.                                        2.0%
   OFFICE ELECTRONICS, JAPAN
----------------------------------------------------------
  Pfizer Inc.                                       2.0%
   PHARMACEUTICALS, U.S.
----------------------------------------------------------
  Clear Channel Communications Inc.                 1.9%
   MEDIA, U.S.
----------------------------------------------------------
  Intel Corp.                                       1.9%
   SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, U.S.
----------------------------------------------------------

Our emphasis on diversified financials and underweighted consumer staples holdings during most of the Fund's fiscal year, in particular, contributed positively to Fund performance.

Specific investments in diversified financials and consumer sectors detracted from the Fund's returns. Within diversified financials, our emphasis on commercial banks hindered performance, while various technology sector holdings, particularly our investments in software, contributed positively to Fund performance. Many consumer-related stocks trailed the market as geopolitical concerns and a poor outlook for economic growth pressured consumer spending.

Significant purchases during the Fund's fiscal year included Wells Fargo and Citigroup. Sales during the period included BP, a U.K. oil and gas company, and Bank of New York.

We thank you for your participation in Franklin Global Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Growth Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.




14 | Annual Report

Performance Summary as of 7/31/03

FRANKLIN GLOBAL GROWTH FUND




Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION
-----------------------------------------------------------------------------
  CLASS A                          CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)            +$0.17             $5.87            $5.70
-----------------------------------------------------------------------------
  CLASS B                          CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)            +$0.14             $5.78            $5.64
-----------------------------------------------------------------------------
  CLASS C                          CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)            +$0.13             $5.78            $5.65
-----------------------------------------------------------------------------
  ADVISOR CLASS                    CHANGE           7/31/03          7/31/02
-----------------------------------------------------------------------------
  Net Asset Value (NAV)            +$0.19             $5.90            $5.71

        Annual Report | Past performance does not guarantee future results. | 15

PERFORMANCE 1

------------------------------------------------------------------------------
  CLASS A                                         1-YEAR INCEPTION (12/29/00)
------------------------------------------------------------------------------
  Cumulative Total Return 2                       +2.98%          -40.70%
  Average Annual Total Return 3                   -2.98%          -20.14%
  Value of $10,000 Investment 4                   $9,702           $5,589
  Avg. Ann. Total Return (6/30/03) 5             -12.37%          -21.46%
------------------------------------------------------------------------------
  CLASS B                                         1-YEAR INCEPTION (12/29/00)
------------------------------------------------------------------------------
  Cumulative Total Return 2                       +2.48%          -41.57%
  Average Annual Total Return 3                   -1.52%          -19.70%
  Value of $10,000 Investment 4                   $9,848           $5,669
  Avg. Ann. Total Return (6/30/03) 5             -11.23%          -21.02%
------------------------------------------------------------------------------
  CLASS C                                         1-YEAR INCEPTION (12/29/00)
------------------------------------------------------------------------------
  Cumulative Total Return 2                       +2.30%          -41.58%
  Average Annual Total Return 3                   +0.24%          -19.08%
  Value of $10,000 Investment 4                  $10,024           $5,784
  Avg. Ann. Total Return (6/30/03) 5              -9.49%          -20.39%
------------------------------------------------------------------------------
  ADVISOR CLASS                                   1-YEAR INCEPTION (12/29/00)
------------------------------------------------------------------------------
  Cumulative Total Return 2                       +3.33%          -40.19%
  Average Annual Total Return 3                   +3.33%          -18.02%
  Value of $10,000 Investment 4                  $10,333           $5,981
  Avg. Ann. Total Return (6/30/03) 5              -6.48%          -19.30%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


16 | Past performance does not guarantee future results. | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.



AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
  CLASS A                              7/31/03
------------------------------------------------
  1-Year                                -2.98%
------------------------------------------------
  Since Inception (12/29/00)           -20.14%
------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS A (12/29/00 - 7/31/03)
Date             Franklin Global Growth Fund           MSCI World Growth Index 6
12/29/00                  9,425                                 10,000
                          9,425                                  9,988
                          9,434                                 10,290
                          8,256                                  8,978
                          7,465                                  8,254
                          8,096                                  8,923
                          7,964                                  8,745
                          7,691                                  8,441
                          7,370                                  8,317
8/31/01                   6,664                                  7,805
                          6,155                                  7,158
                          6,277                                  7,464
                          6,588                                  8,032
                          6,627                                  8,073
                          6,285                                  7,810
                          6,199                                  7,833
                          6,513                                  8,014
4/30/02                   6,323                                  7,688
                          6,294                                  7,650
                          5,875                                  7,210
                          5,428                                  6,703
                          5,456                                  6,703
                          4,942                                  6,039
                          5,228                                  6,510
                          5,361                                  6,748
12/31/02                  5,113                                  6,490
                          4,894                                  6,257
                          4,790                                  6,191
                          4,752                                  6,248
                          5,161                                  6,697
                          5,447                                  6,977
                          5,466                                  7,077
7/31/03                   5,589                                  7,215

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS B (12/29/00 - 7/31/03)
Date             Franklin Global Growth Fund           MSCI World Growth Index 6
12/29/00                 10,000                                 10,000
                         10,000                                  9,988
                         10,010                                 10,290
                          8,750                                  8,978
                          7,910                                  8,254
                          8,570                                  8,923
                          8,420                                  8,745
                          8,140                                  8,441
                          7,790                                  8,317
8/31/01                   7,030                                  7,805
                          6,500                                  7,158
                          6,620                                  7,464
                          6,950                                  8,032
                          6,985                                  8,073
                          6,621                                  7,810
                          6,520                                  7,833
                          6,864                                  8,014
4/30/02                   6,661                                  7,688
                          6,631                                  7,650
                          6,176                                  7,210
                          5,701                                  6,703
                          5,731                                  6,703
                          5,186                                  6,039
                          5,489                                  6,510
                          5,630                                  6,748
12/31/02                  5,357                                  6,490
                          5,135                                  6,257
                          5,024                                  6,191
                          4,983                                  6,248
                          5,408                                  6,697
                          5,701                                  6,977
                          5,711                                  7,077
7/31/03                   5,669                                  7,215

AVERAGE ANNUAL TOTAL RETURN

-------------------------------------------------
  CLASS B                               7/31/03
-------------------------------------------------
  1-Year                                 -1.52%
-------------------------------------------------
  Since Inception (12/29/00)            -19.70%
-------------------------------------------------

        Annual Report | Past performance does not guarantee future results. | 17

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
  CLASS C                              7/31/03
------------------------------------------------
  1-Year                                +0.24%
------------------------------------------------
  Since Inception (12/29/00)           -19.08%
------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
CLASS C (12/29/00 - 7/31/03)
Date             Franklin Global Growth Fund           MSCI World Growth Index 6
12/29/00                  9,901                                 10,000
                          9,901                                  9,988
                          9,911                                 10,290
                          8,663                                  8,978
                          7,822                                  8,254
                          8,475                                  8,923
                          8,337                                  8,745
                          8,050                                  8,441
                          7,713                                  8,317
8/31/01                   6,960                                  7,805
                          6,436                                  7,158
                          6,554                                  7,464
                          6,881                                  8,032
                          6,915                                  8,073
                          6,554                                  7,810
                          6,464                                  7,833
                          6,794                                  8,014
4/30/02                   6,594                                  7,688
                          6,564                                  7,650
                          6,124                                  7,210
                          5,654                                  6,703
                          5,684                                  6,703
                          5,143                                  6,039
                          5,434                                  6,510
                          5,574                                  6,748
12/31/02                  5,303                                  6,490
                          5,083                                  6,257
                          4,973                                  6,191
                          4,923                                  6,248
                          5,354                                  6,697
                          5,644                                  6,977
                          5,654                                  7,077
7/31/03                   5,784                                  7,215

AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------
  ADVISOR CLASS                        7/31/03
------------------------------------------------
  1-Year                                +3.33%
------------------------------------------------
  Since Inception (12/29/00)           -18.02%
------------------------------------------------

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
ADVISOR CLASS  (12/29/00 - 7/31/03)
Date             Franklin Global Growth Fund           MSCI World Growth Index 6
12/29/00                   10,000                               10,000
                           10,000                                9,988
                           10,020                               10,290
                            8,760                                8,978
                            7,920                                8,254
                            8,590                                8,923
                            8,450                                8,745
                            8,170                                8,441
                            7,830                                8,317
8/31/01                     7,070                                7,805
                            6,540                                7,158
                            6,670                                7,464
                            7,010                                8,032
                            7,056                                8,073
                            6,691                                7,810
                            6,589                                7,833
                            6,934                                8,014
4/30/02                     6,741                                7,688
                            6,711                                7,650
                            6,255                                7,210
                            5,788                                6,703
                            5,819                                6,703
                            5,271                                6,039
                            5,575                                6,510
                            5,728                                6,748
12/31/02                    5,454                                6,490
                            5,231                                6,257
                            5,119                                6,191
                            5,079                                6,248
                            5,525                                6,697
                            5,829                                6,977
                            5,849                                7,077
7/31/03                     5,981                                7,215

18 | Past performance does not guarantee future results. | Annual Report

ENDNOTES


GROWTH STOCKS CAN BE VOLATILE, PARTICULARLY OVER THE SHORT TERM. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, REGULATORY AND POLITICAL DEVELOPMENTS. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A:        Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. The Fund's manager and administrator have agreed in advance to limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund. If they had not taken this action, the Fund's total return would have been lower. After 7/31/04, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s).
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures total returns of equity securities with high price/book value ratios in developed markets globally.


        Annual Report | Past performance does not guarantee future results. | 19

Franklin Global Trust

FINANCIAL HIGHLIGHTS


FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

                                                                                            ------------------------------------
                                                                                                   YEAR ENDED JULY 31,
                                                                                            ------------------------------------
CLASS A                                                                                          2003        2002        2001 c
                                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................................      $6.26       $8.27      $10.00
                                                                                            ------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................................................       (.02)       (.06)         --
 Net realized and unrealized gains (losses) ..............................................       (.03)      (1.88)      (1.73)
                                                                                            ------------------------------------
Total from investment operations .........................................................       (.05)      (1.94)      (1.73)
                                                                                            ------------------------------------
Less distributions from net investment income ............................................         --        (.07)         --
                                                                                            ------------------------------------
Net asset value, end of year .............................................................      $6.21       $6.26      $ 8.27
                                                                                            ====================================

Total return b ...........................................................................     (.80)%    (23.62)%    (17.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................................................       $625        $520      $1,596
Ratios to average net assets:
 Expenses ................................................................................      1.75%       1.74%       1.74% d
 Expenses excluding waiver and payments by affiliate .....................................      6.03%       9.35%       7.20% d
 Net investment income (loss) ............................................................     (.35)%      (.85)%        .06% d
Portfolio turnover rate ..................................................................     72.98%      37.01%      32.80%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




20 | Annual Report

Franklin Global Trust

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONTINUED)

                                                                                            ------------------------------------
                                                                                                   YEAR ENDED JULY 31,
CLASS B                                                                                          2003        2002        2001 c
                                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................................................       $6.22       $8.24      $10.00
                                                                                            ------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................................................        (.05)       (.09)       (.02)
 Net realized and unrealized gains (losses) .............................................        (.01)      (1.88)      (1.74)
                                                                                            ------------------------------------
Total from investment operations ........................................................        (.06)      (1.97)      (1.76)
                                                                                            ------------------------------------
Less distributions from net investment income ...........................................          --        (.05)         --
                                                                                            ------------------------------------
Net asset value, end of year ............................................................       $6.16       $6.22      $ 8.24
                                                                                            ====================================

Total return b ..........................................................................      (.96)%   (24.00)%    (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................................................        $285        $244        $257
Ratios to average net assets:
 Expenses ...............................................................................       2.24%       2.17%       2.34% d
 Expenses excluding waiver and payments by affiliate ....................................       6.52%       9.78%       7.80% d
 Net investment income (loss) ...........................................................      (.84)%     (1.20)%      (.38)% d
Portfolio turnover rate .................................................................      72.98%      37.01%      32.80%


aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




                                                              Annual Report | 21

Franklin Global Trust

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONTINUED)

                                                                                            ------------------------------------
                                                                                                   YEAR ENDED JULY 31,
CLASS C                                                                                          2003        2002        2001 c
                                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................................................       $6.22       $8.24      $10.00
                                                                                            ------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................................................        (.06)       (.08)       (.02)
 Net realized and unrealized gains (losses) .............................................        (.02)      (1.88)      (1.74)
                                                                                            ------------------------------------
Total from investment operations ........................................................        (.08)      (1.96)      (1.76)
                                                                                            ------------------------------------
Less distributions from net investment income ...........................................          --        (.06)         --
                                                                                            ------------------------------------
Net asset value, end of year ............................................................       $6.14       $6.22      $ 8.24
                                                                                            ====================================

Total return b ..........................................................................     (1.29)%    (23.90)%    (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................................................        $427        $382        $297
Ratios to average net assets:
 Expenses ...............................................................................       2.43%       2.12%       2.29% d
 Expenses excluding waiver and payments by affiliate ....................................       6.71%       9.73%       7.75% d
 Net investment income (loss) ...........................................................     (1.03)%     (1.11)%      (.38)% d
Portfolio turnover rate .................................................................      72.98%      37.01%      32.80%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




22 | Annual Report

Franklin Global Trust

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONTINUED)

                                                                                            ------------------------------------
                                                                                                   YEAR ENDED JULY 31,
ADVISOR CLASS                                                                                    2003        2002        2001 c
                                                                                            ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................................      $6.29       $8.29      $10.00
                                                                                            ------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................................................         --        (.03)        .03
 Net realized and unrealized gains (losses) ..............................................       (.02)      (1.89)      (1.74)
                                                                                            ------------------------------------
Total from investment operations .........................................................       (.02)      (1.92)      (1.71)
                                                                                            ------------------------------------
Less distributions from net investment income ............................................         --        (.08)         --
                                                                                            ------------------------------------
Net asset value, end of year .............................................................      $6.27       $6.29      $ 8.29
                                                                                            ====================================

Total return b ...........................................................................     (.32)%   (23.23)%    (17.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................................................       $176        $186        $238
Ratios to average net assets:
 Expenses ................................................................................      1.40%       1.40%       1.40% d
 Expenses excluding waiver and payments by affiliate .....................................      5.68%       9.00%       6.86% d
 Net investment income (loss) ............................................................         --      (.43)%        .59% d
Portfolio turnover rate ..................................................................     72.98%      37.01%      32.80%




aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




                         Annual Report | See notes to financial statements. | 23

Franklin Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2003


--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                           COUNTRY        SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
      Common Stocks 91.9%
      AEROSPACE & DEFENSE 2.5%
      United Technologies Corp. ................................................    United States        500    $   37,615
                                                                                                                -----------
      BANKS 7.3%
      Banco Santander Central Hispano SA .......................................        Spain          1,000         9,005
      Bank of America Corp. ....................................................    United States        200        16,514
      Fleet Boston Financial Corp. .............................................    United States        500        15,545
      Grupo Financiero Banorte SA de CV, O .....................................       Mexico          2,700         7,211
      Kookmin Bank, ADR ........................................................     South Korea         200         6,596
      Royal Bank of Scotland Group PLC .........................................   United Kingdom        400        11,297
      Wells Fargo & Co. ........................................................    United States        550        27,792
      Westpac Banking Corp. Ltd. ...............................................      Australia        1,500        16,147
                                                                                                                -----------
                                                                                                                   110,107
                                                                                                                -----------
      BEVERAGES 2.1%
      Anheuser-Busch Cos. Inc. .................................................    United States        270        13,991
      PepsiCo Inc. .............................................................    United States        400        18,428
                                                                                                                -----------
                                                                                                                    32,419
                                                                                                                -----------
      BIOTECHNOLOGY .4%
    a IDEC Pharmaceuticals Corp. ...............................................    United States        200         6,768
                                                                                                                -----------
      Commercial SERVICES & SUPPLIES 3.5%
    a Apollo Group Inc., A .....................................................    United States        200        12,952
    a BARRA Inc. ...............................................................    United States        600        23,880
      FactSet Research Systems Inc. ............................................    United States        360        16,560
                                                                                                                -----------
                                                                                                                    53,392
                                                                                                                -----------
      COMMUNICATIONS EQUIPMENT 3.3%
    a Cisco Systems Inc. .......................................................    United States      1,600        31,232
      Nokia Corp., A ...........................................................       Finland         1,200        18,396
                                                                                                                -----------
                                                                                                                    49,628
                                                                                                                -----------
      COMPUTERS & PERIPHERALS .5%
      International Business Machines Corp. ....................................    United States        100         8,125
                                                                                                                -----------
      CONSUMER FINANCE 1.5%
      American Express Co. .....................................................    United States        500        22,085
                                                                                                                -----------
      CONTAINERS & PACKAGING .4%
    a Mobile Mini Inc. .........................................................    United States        300         5,466
                                                                                                                -----------
      DIVERSIFIED FINANCIALS 2.7%
      Citigroup Inc. ...........................................................    United States        400        17,920
      Swire Pacific Ltd., A ....................................................      Hong Kong        2,500        11,540
      Wharf Holdings Ltd. ......................................................      Hong Kong        6,000        11,732
                                                                                                                -----------
                                                                                                                    41,192
                                                                                                                -----------



24 | Annual Report

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                           COUNTRY        SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      DIVERSIFIED TELECOMMUNICATION SERVICES 1.3%
    a Koninklijke KPN NV .......................................................     Netherlands         800    $    5,483
      Swisscom AG ..............................................................     Switzerland          50        13,875
                                                                                                                -----------
                                                                                                                    19,358
                                                                                                                -----------
      ELECTRIC UTILITIES 1.4%
      Huaneng Power International Inc., H ......................................        China         16,000        21,643
                                                                                                                -----------
      ENERGY EQUIPMENT & SERVICES 1.8%
    a BJ Services Co. ..........................................................    United States        300        10,275
      Saipem SpA ...............................................................        Italy          2,200        17,210
                                                                                                                -----------
                                                                                                                    27,485
                                                                                                                -----------
      FINANCE 1.7%
      Goldman Sachs Group Inc. .................................................    United States        300        26,142
                                                                                                                -----------
      FOOD & DRUG RETAILING 2.2%
    a Costco Wholesale Corp. ...................................................    United States        300        11,115
      Wal-Mart Stores Inc. .....................................................    United States        400        22,364
                                                                                                                -----------
                                                                                                                    33,479
                                                                                                                -----------
      FOOD PRODUCTS 1.0%
    a Dreyers Grand Ice Cream Holdings Inc., A .................................    United States        200        15,640
                                                                                                                -----------
      HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
      Medtronic Inc. ...........................................................    United States        300        15,450
      Smith & Nephew PLC .......................................................   United Kingdom      1,600         9,542
                                                                                                                -----------
                                                                                                                    24,992
                                                                                                                -----------
      HEALTH CARE PROVIDERS & SERVICES 2.7%
      Cardinal Health Inc. .....................................................    United States        200        10,950
    a Quest Diagnostics Inc. ...................................................    United States        500        29,880
                                                                                                                -----------
                                                                                                                    40,830
                                                                                                                -----------
      HOUSEHOLD PRODUCTS 2.0%
      KAO Corp. ................................................................        Japan          1,000        18,748
      Reckitt Benckiser PLC ....................................................   United Kingdom        600        11,034
                                                                                                                -----------
                                                                                                                    29,782
                                                                                                                -----------
      INDUSTRIAL CONGLOMERATES 3.4%
      General Electric Co. .....................................................    United States      1,400        39,816
      Siemens AG ...............................................................       Germany           200        11,253
                                                                                                                -----------
                                                                                                                    51,069
                                                                                                                -----------
      INSURANCE 3.8%
      Hartford Financial Services Group Inc. ...................................    United States        300        15,657
      QBE Insurance Group Ltd. .................................................      Australia        4,000        24,809
      Renaissance Holdings Ltd. ................................................       Bermuda           400        17,036
                                                                                                                -----------
                                                                                                                    57,502
                                                                                                                -----------


                                                              Annual Report | 25

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                           COUNTRY        SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      MACHINERY 2.2%
      Fanuc Ltd. ...............................................................        Japan            600   $    33,349
                                                                                                                -----------
      Media 9.1%
      Arnoldo Mondadori Editore SpA ............................................        Italy            600         4,531
    a Clear Channel Communications Inc. ........................................    United States        400        16,380
    a Comcast Corp. ............................................................    United States        700        20,510
      Mediaset SpA .............................................................        Italy            800         7,177
      News Corp. Ltd., ADR .....................................................      Australia          400        12,164
      Omnicom Group Inc. .......................................................    United States        300        22,164
      Television Broadcasts Ltd. ...............................................      Hong Kong        6,000        21,694
    a Viacom Inc., B ...........................................................    United States        400        17,408
      WPP Group PLC ............................................................   United Kingdom      1,800        15,972
                                                                                                                -----------
                                                                                                                   138,000
                                                                                                                -----------
      METALS & MINING 1.5%
      JFE Holdings Inc. ........................................................        Japan            800        13,273
      POSCO, ADR ...............................................................     South Korea         300         9,150
                                                                                                                -----------
                                                                                                                    22,423
                                                                                                                -----------
      MULTILINE RETAIL .7%
    a Dollar Tree Stores Inc. ..................................................    United States        300        11,004
                                                                                                                -----------
      OFFICE ELECTRONICS 2.3%
      Canon Inc. ...............................................................        Japan            400        19,246
    a Zebra Technologies Corp., A ..............................................    United States        200        15,516
                                                                                                                -----------
                                                                                                                    34,762
                                                                                                                -----------
      OIL & GAS 1.8%
      Apache Corp. .............................................................    United States        210        13,012
      Burlington Resources Inc. ................................................    United States        300        13,851
                                                                                                                -----------
                                                                                                                    26,863
                                                                                                                -----------
      PERSONAL PRODUCTS 1.9%
      Estee Lauder Cos. Inc., A ................................................    United States        400        14,932
      L'Oreal SA ...............................................................       France            200        13,180
                                                                                                                -----------
                                                                                                                    28,112
                                                                                                                -----------
      PHARMACEUTICALS 5.0%
    a Biovail Corp. ............................................................       Canada            330        12,669
      Johnson & Johnson ........................................................    United States        200        10,358
      Pfizer Inc. ..............................................................    United States        600        20,016
      Roche Holding AG .........................................................     Switzerland         200        16,679
      Sanofi Synthelabo SA .....................................................       France            285        16,071
                                                                                                                -----------
                                                                                                                    75,793
                                                                                                                -----------
      REAL ESTATE .8%
      Sun Hung Kai Properties Ltd. .............................................      Hong Kong        2,000        11,873
                                                                                                                -----------



26 | Annual Report

Franklin Global Trust

--------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                           COUNTRY        SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.3%
    a Applied Materials Inc. ...................................................    United States      1,000    $   19,500
      Intel Corp. ..............................................................    United States        500        12,475
      STMicroelectronics NV ....................................................     Netherlands         490        10,617
      Taiwan Semiconductor Manufacturing Co. Ltd., ADR .........................       Taiwan            700         7,000
                                                                                                                -----------
                                                                                                                    49,592
                                                                                                                -----------
      SOFTWARE 6.3%
    a Cadence Design Systems Inc. ..............................................    United States        200         2,734
      Microsoft Corp. ..........................................................    United States        600        15,840
      The Sage Group PLC .......................................................   United Kingdom      4,800        14,216
      SAP AG ...................................................................       Germany           200        23,457
    a Symantec Corp. ...........................................................    United States        500        23,385
    a Synopsys Inc. ............................................................    United States        250        15,627
                                                                                                                -----------
                                                                                                                    95,259
                                                                                                                -----------
      SPECIALTY RETAIL 4.8%
    a Best Buy Co. Inc. ........................................................    United States        300        13,095
      Esprit Holdings ..........................................................      Hong Kong        6,000        15,386
      Home Depot Inc. ..........................................................    United States        700        21,840
      Puma AG ..................................................................       Germany           200        22,736
                                                                                                                -----------
                                                                                                                    73,057
                                                                                                                -----------
      TEXTILES & APPAREL 1.5%
      Nike Inc., B .............................................................    United States        300        15,522
      Polo Ralph Lauren Corp., A ...............................................    United States        300         7,923
                                                                                                                -----------
                                                                                                                    23,445
                                                                                                                -----------
      TRANSPORTATION INFRASTRUCTURE 1.5%
      Beijing Capital International Airport Co. Ltd. ...........................        China         28,000         7,809
      Cosco Pacific Ltd. .......................................................        China         14,000        14,809
                                                                                                                -----------
                                                                                                                    22,618
                                                                                                                -----------
      WIRELESS TELECOMMUNICATION SERVICES 2.0%
      America Movil SA de CV, L, ADR ...........................................       Mexico            500        11,170
      Vodafone Group PLC .......................................................   United Kingdom      9,900        18,778
                                                                                                                -----------
                                                                                                                    29,948
                                                                                                                -----------
      TOTAL COMMON STOCKS (COST $1,309,188)                                                                      1,390,817
                                                                                                                -----------
      Short Term Investment (Cost $142,006) 9.4%
    b Franklin Institutional Fiduciary Trust Money Market Portfolio ............    United States    142,006       142,006
                                                                                                                -----------
      TOTAL INVESTMENTS (COST $1,451,194) 101.3% ...............................                                 1,532,823
      OTHER ASSETS, LESS LIABILITIES (1.3)% ....................................                                   (19,540)
                                                                                                                -----------
      NET ASSETS 100.0% ........................................................                                $1,513,283
                                                                                                                ===========


aNon-income producing
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

                         Annual Report | See notes to financial statements. | 27

Franklin Global Trust

FINANCIAL HIGHLIGHTS


FRANKLIN GLOBAL GROWTH FUND

                                                                                           -------------------------------------
                                                                                                   YEAR ENDED JULY 31,
CLASS A                                                                                          2003        2002        2001 c
                                                                                           -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................................................        $5.70       $7.82      $10.00
                                                                                           -------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................................           --        (.02)         --
 Net realized and unrealized gains (losses) ............................................          .17       (2.03)      (2.18)
                                                                                           -------------------------------------
Total from investment operations .......................................................          .17       (2.05)      (2.18)
                                                                                           -------------------------------------
Less distributions from net investment income ..........................................           --        (.07)         --
                                                                                           -------------------------------------
Net asset value, end of year ...........................................................        $5.87       $5.70      $ 7.82
                                                                                           =====================================

Total return b .........................................................................        2.98%    (26.36)%   (21.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................................................       $1,074        $854      $3,236
Ratios to average net assets:
 Expenses ..............................................................................        1.72%       1.75%       1.73% d
 Expenses excluding waiver and payments by affiliate ...................................        4.42%       8.08%       4.65% d
 Net investment income (loss) ..........................................................         .06%       (.33)%       .11% d
Portfolio turnover rate ................................................................       78.76%     107.26%      37.17%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




28 | Annual Report

Franklin Global Trust

FRANKLIN GLOBAL GROWTH FUND (CONTINUED)

                                                                                           -------------------------------------
                                                                                                   YEAR ENDED JULY 31,
CLASS B                                                                                          2003        2002        2001 c
                                                                                           -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................................................       $5.64       $7.79      $10.00
                                                                                           -------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................................................        (.03)       (.06)       (.03)
 Net realized and unrealized gains (losses) .............................................         .17       (2.02)      (2.18)
                                                                                           -------------------------------------
Total from investment operations ........................................................         .14       (2.08)      (2.21)
                                                                                           -------------------------------------
Less distributions from net investment income ...........................................          --        (.07)         --
                                                                                           -------------------------------------
Net asset value, end of year ............................................................       $5.78       $5.64      $ 7.79
                                                                                           =====================================

Total return b ..........................................................................       2.48%    (26.81)%    (22.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................................................        $463        $466        $458
Ratios to average net assets:
 Expenses ...............................................................................       2.35%       2.29%       2.32% d
 Expenses excluding waiver and payments by affiliate ....................................       5.05%       8.62%       5.24% d
 Net investment income (loss) ...........................................................      (.57)%      (.84)%      (.58)% d
Portfolio turnover rate .................................................................      78.76%     107.26%      37.17%




aBased on average shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




                                                              Annual Report | 29

Franklin Global Trust

FRANKLIN GLOBAL GROWTH FUND (CONTINUED)

                                                                                           -------------------------------------
                                                                                                   YEAR ENDED JULY 31,
CLASS C                                                                                          2003        2002        2001 c
                                                                                           -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................................................       $5.65       $7.78      $10.00
                                                                                           -------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................................................        (.03)       (.05)       (.02)
 Net realized and unrealized gains (losses) .............................................         .17       (2.01)      (2.20)
                                                                                           -------------------------------------
Total from investment operations ........................................................         .14       (2.06)      (2.22)
                                                                                           -------------------------------------
Less distributions from net investment income ...........................................          --        (.07)         --
                                                                                           -------------------------------------
Net asset value, end of year ............................................................       $5.79       $5.65      $ 7.78
                                                                                           =====================================

Total return b ..........................................................................       2.30%    (26.70)%    (22.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................................................        $646        $423        $358
Ratios to average net assets:
 Expenses ...............................................................................       2.25%       2.18%       2.30% d
 Expenses excluding waiver and payments by affiliate ....................................       4.95%       8.51%       5.22% d
 Net investment income (loss) ...........................................................      (.47)%      (.73)%      (.47)% d
Portfolio turnover rate .................................................................      78.76%     107.26%      37.17%




aBased on average shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized




30 | Annual Report

Franklin Global Trust

FRANKLIN GLOBAL GROWTH FUND (CONTINUED)

                                                                                           -------------------------------------
                                                                                                   YEAR ENDED JULY 31,
ADVISOR CLASS                                                                                 2003        2002        2001C
                                                                                           -------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................................      $5.71       $7.83      $10.00
                                                                                           -------------------------------------
Income from investment operations:
 Net investment income (loss) a ..........................................................        .02          --         .03
 Net realized and unrealized gains (losses) ..............................................        .17       (2.03)      (2.20)
                                                                                           -------------------------------------
Total from investment operations .........................................................        .19       (2.03)      (2.17)
                                                                                           -------------------------------------
Less distributions from net investment income ............................................         --        (.09)         --
                                                                                           -------------------------------------
Net asset value, end of year .............................................................      $5.90       $5.71      $ 7.83
                                                                                           =====================================

Total return b ...........................................................................      3.33%    (26.07)%    (21.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................................................       $160        $186        $219
Ratios to average net assets:
 Expenses ................................................................................      1.40%       1.40%       1.40% d
 Expenses excluding waiver and payments by affiliate .....................................      4.10%       7.73%       4.32% d
 Net investment income ...................................................................       .38%        .04%        .57% d
Portfolio turnover rate ..................................................................     78.76%     107.26%      37.17%




aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized

                         Annual Report | See notes to financial statements. | 31

Franklin Global Trust

STATEMENT OF INVESTMENTS, JULY 31, 2003

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL GROWTH FUND                                                          COUNTRY       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
      Common Stocks 94.3%
      AEROSPACE & DEFENSE 2.9%
      United Technologies Corp. ................................................    United States        900    $   67,707
                                                                                                                ------------
      AUTOMOBILES 1.5%
      Bayerische Motoren Werke AG ..............................................       Germany           900        34,949
                                                                                                                ------------
      BANKS 9.6%
      Allied Irish Banks PLC ...................................................   Irish Republic      1,300        17,968
      Banco Santander Central Hispano SA .......................................        Spain          2,100        18,909
      Bank of America Corp. ....................................................    United States        300        24,771
      Fleet Boston Financial Corp. .............................................    United States        800        24,872
      Grupo Financiero Banorte SA de CV, O .....................................       Mexico          4,400        11,752
      Kookmin Bank, ADR ........................................................     South Korea         400        13,192
      Royal Bank of Scotland Group PLC .........................................   United Kingdom      1,200        33,892
      UBS AG ...................................................................     Switzerland         500        29,279
      Wells Fargo & Co. ........................................................    United States        840        42,445
      Westpac Banking Corp. Ltd. ...............................................      Australia          800         8,612
                                                                                                                ------------
                                                                                                                   225,692
                                                                                                                ------------
      BEVERAGES 2.3%
      Anheuser-Busch Cos. Inc. .................................................    United States        500        25,910
      Diageo PLC ...............................................................   United Kingdom        900         9,194
      PepsiCo Inc. .............................................................    United States        400        18,428
                                                                                                                ------------
                                                                                                                    53,532
                                                                                                                ------------
      BIOTECHNOLOGY 2.4%
    a Amgen Inc. ...............................................................    United States        600        41,748
    a IDEC Pharmaceuticals Corp. ...............................................    United States        400        13,536
                                                                                                                ------------
                                                                                                                    55,284
                                                                                                                ------------
      COMMUNICATIONS EQUIPMENT 2.9%
    a Cisco Systems Inc. .......................................................    United States      2,200        42,944
      Nokia Corp., A ...........................................................       Finland         1,600        24,528
                                                                                                                ------------
                                                                                                                    67,472
                                                                                                                ------------
      DIVERSIFIED FINANCIALS 7.0%
      Citigroup Inc. ...........................................................    United States      1,400        62,720
      Fannie Mae ...............................................................    United States        100         6,404
      Goldman Sachs Group Inc. .................................................    United States        600        52,284
      Swire Pacific Ltd., A ....................................................      Hong Kong        4,000        18,463
      Wharf Holdings Ltd. ......................................................      Hong Kong       12,000        23,464
                                                                                                                ------------
                                                                                                                   163,335
                                                                                                                ------------
      DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
    a Koninklijke KPN NV .......................................................     Netherlands       1,300         8,911
      Swisscom AG ..............................................................     Switzerland          67        18,592
                                                                                                                ------------
                                                                                                                    27,503
                                                                                                                ------------


32 | Annual Report

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL GROWTH FUND                                                          COUNTRY       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      ELECTRIC UTILITIES .5%
      Huaneng Power International Inc., H ......................................        China          8,000    $   10,822
                                                                                                                ------------
      ENERGY EQUIPMENT & SERVICES 2.6%
    a BJ Services Co. ..........................................................    United States        550        18,837
    a Noble Corp. ..............................................................    United States        600        19,722
      Saipem SpA ...............................................................        Italy          3,000        23,468
                                                                                                                ------------
                                                                                                                    62,027
                                                                                                                ------------
      FOOD & DRUG RETAILING 1.3%
    a Costco Wholesale Corp. ...................................................    United States        800        29,640
                                                                                                                ------------
      HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
      Medtronic Inc. ...........................................................    United States        800        41,200
      Smith & Nephew PLC .......................................................   United Kingdom      2,700        16,102
                                                                                                                ------------
                                                                                                                    57,302
                                                                                                                ------------
      HEALTH CARE PROVIDERS & SERVICES 3.3%
      Cardinal Health Inc. .....................................................    United States        700        38,325
    a Quest Diagnostics Inc. ...................................................    United States        650        38,844
                                                                                                                ------------
                                                                                                                    77,169
                                                                                                                ------------
      HOTELS RESTAURANTS & LEISURE .7%
      Compass Group PLC ........................................................   United Kingdom      3,100        16,644
                                                                                                                ------------
      HOUSEHOLD PRODUCTS 1.6%
      KAO Corp. ................................................................        Japan          1,000        18,748
      Reckitt Benckiser PLC ....................................................   United Kingdom      1,050        19,309
                                                                                                                ------------
                                                                                                                    38,057

      INDUSTRIAL CONGLOMERATES 3.6%
      General Electric Co. .....................................................    United States      2,200        62,568
      Siemens AG ...............................................................       Germany           400        22,507
                                                                                                                ------------
                                                                                                                    85,075
                                                                                                                ------------
      INSURANCE 3.7%
      American International Group Inc. ........................................    United States        300        19,260
      Hartford Financial Services Group Inc. ...................................    United States        600        31,314
      Marsh & McLennan Cos. Inc. ...............................................    United States        460        22,825
      QBE Insurance Group Ltd. .................................................      Australia        2,200        13,645
                                                                                                                ------------
                                                                                                                    87,044
                                                                                                                ------------
      MACHINERY 1.2%
      Fanuc Ltd. ...............................................................        Japan            500        27,790
                                                                                                                ------------



                                                              Annual Report | 33

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL GROWTH FUND                                                          COUNTRY       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      MEDIA 9.9%
      Arnoldo Mondadori Editore SpA ............................................        Italy          1,500    $   11,329
    a Clear Channel Communications Inc. ........................................    United States      1,100        45,045
      Mediaset SpA .............................................................        Italy          1,400        12,559
      News Corp. Ltd., ADR .....................................................      Australia          600        18,246
      Omnicom Group Inc. .......................................................    United States        600        44,328
      Television Broadcasts Ltd. ...............................................      Hong Kong        4,000        14,463
    a Viacom Inc., B ...........................................................    United States      1,350        58,752
      WPP Group PLC ............................................................   United Kingdom      3,000        26,619
                                                                                                                ------------
                                                                                                                   231,341
                                                                                                                ------------
      METALS & MINING 1.8%
      JFE Holdings Inc. ........................................................        Japan          1,300        21,569
      POSCO, ADR ...............................................................     South Korea         700        21,350
                                                                                                                ------------
                                                                                                                    42,919
                                                                                                                ------------
      OFFICE ELECTRONICS 2.0%
      Canon Inc. ...............................................................        Japan          1,000        48,115
                                                                                                                ------------
      OIL & GAS 1.9%
      Burlington Resources Inc. ................................................    United States        400        18,468
      Royal Dutch Petroleum Co. ................................................     Netherlands         600        26,338
                                                                                                                ------------
                                                                                                                    44,806
                                                                                                                ------------
      PERSONAL PRODUCTS 1.7%
      Estee Lauder Cos. Inc., A ................................................    United States        600        22,398
      L'Oreal SA ...............................................................       France            285        18,782
                                                                                                                ------------
                                                                                                                    41,180
                                                                                                                ------------
      PHARMACEUTICALS 5.5%
      Johnson & Johnson ........................................................    United States        500        25,895
      Pfizer Inc. ..............................................................    United States      1,400        46,704
      Roche Holding AG .........................................................     Switzerland         400        33,358
      Sanofi Synthelabo SA .....................................................       France            400        22,556
                                                                                                                ------------
                                                                                                                   128,513
                                                                                                                ------------
      REAL ESTATE 1.0%
      Sun Hung Kai Properties Ltd. .............................................      Hong Kong        4,000        23,746
                                                                                                                ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.9%
    a Applied Materials Inc. ...................................................    United States      3,000        58,500
      Intel Corp. ..............................................................    United States      1,800        44,910
      Taiwan Semiconductor Manufacturing Co. Ltd., ADR .........................       Taiwan          1,100        11,000
                                                                                                                ------------
                                                                                                                   114,410
                                                                                                                ------------



34 | Annual Report

Franklin Global Trust

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL GROWTH FUND                                                          COUNTRY       SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------
      Common Stocks (cont.)
      SOFTWARE 7.1%
    a Mercury Interactive Corp. ................................................    United States        600    $   23,616
      Microsoft Corp. ..........................................................    United States      1,500        39,600
      The Sage Group PLC .......................................................   United Kingdom      5,500        16,289
      SAP AG ...................................................................       Germany           300        35,185
    a Symantec Corp. ...........................................................    United States        700        32,739
    a Synopsys Inc. ............................................................    United States        300        18,753
                                                                                                                ------------
                                                                                                                   166,182
                                                                                                                ------------
      SPECIALTY RETAIL 3.4%
    a Best Buy Co. Inc. ........................................................    United States        500        21,825
      Home Depot Inc. ..........................................................    United States      1,100        34,320
    a Puma AG,144A .............................................................       Germany           100        11,368
      Puma AG ..................................................................       Germany           100        11,368
                                                                                                                ------------
                                                                                                                    78,881
                                                                                                                ------------
      TEXTILES & APPAREL .9%
      Nike Inc., B .............................................................    United States        400        20,696
                                                                                                                ------------
      TRANSPORTATION INFRASTRUCTURE .5%
      Beijing Capital International Airport Co. Ltd. ...........................        China         40,000        11,155
                                                                                                                ------------
      WIRELESS TELECOMMUNICATION SERVICES 3.0%
      America Movil SA de CV, L, ADR ...........................................       Mexico          1,800        40,212
      Vodafone Group PLC .......................................................   United Kingdom     16,000        30,348
                                                                                                                ------------
                                                                                                                    70,560
                                                                                                                ------------
      TOTAL COMMON STOCKS (COST $2,094,095)                                                                      2,209,548
                                                                                                                ------------
      Short Term Investment (Cost $160,275) 6.8%
    b Franklin Institutional Fiduciary Trust Money
      Market Portfolio .........................................................    United States    160,275       160,275
                                                                                                                ------------
      TOTAL INVESTMENTS (COST $2,254,370) 101.1% ...............................                                 2,369,823
      OTHER ASSETS, LESS LIABILITIES (1.1)% ....................................                                   (26,537)
                                                                                                                ------------
      NET ASSETS 100.0% ........................................................                                $2,343,286
                                                                                                                ============




aNon-income producing
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


                         Annual Report | See notes to financial statements. | 35

Franklin Global Trust

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2003


                                                -------------------------------
                                                    FRANKLIN
                                                     GLOBAL        FRANKLIN
                                                   AGGRESSIVE       GLOBAL
                                                   GROWTH FUND    GROWTH FUND
                                                -------------------------------
Assets:
 Investments in securities:
  Cost ........................................    $ 1,451,194    $ 2,254,370
                                                ===============================
  Value .......................................      1,532,823      2,369,823
 Cash .........................................          4,130          5,716
 Receivables:
  Investment securities sold ..................          4,518             --
  Capital shares sold .........................             --             72
  Dividends ...................................          1,397          3,652
                                                -------------------------------
      Total assets ............................      1,542,868      2,379,263
                                                -------------------------------
Liabilities:
 Payables:
  Affiliates ..................................          7,214         14,668
  Reports to shareholders .....................          2,962          1,100
  Professional fees ...........................         18,629         18,632
 Other liabilities ............................            780          1,577
                                                -------------------------------
      Total liabilities .......................         29,585         35,977
                                                -------------------------------
Net assets, at value ..........................    $ 1,513,283    $ 2,343,286
                                                -------------------------------
Net assets consist of:
 Net unrealized appreciation (depreciation) ...    $    81,728    $   115,453
 Accumulated net realized gain (loss) .........     (1,056,593)    (1,781,820)
 Capital shares ...............................      2,488,148      4,009,653
                                                -------------------------------
Net assets, at value ..........................    $ 1,513,283    $ 2,343,286
                                                ===============================




36 | See notes to financial statements. | Annual Report

Franklin Global Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2003

                                                         --------------------------------
                                                              FRANKLIN
                                                               GLOBAL        FRANKLIN
                                                             AGGRESSIVE       GLOBAL
                                                             GROWTH FUND    GROWTH FUND
                                                         --------------------------------
CLASS A:
 Net assets, at value .................................      $   625,378    $ 1,074,118
                                                         ================================
 Shares outstanding ...................................          100,635        182,985
                                                         ================================
 Net asset value per share a ..........................            $6.21         $5.87
                                                         ================================
 Maximum offering price per share (net asset value per
 share (DIVIDE) 94.25%) ...............................            $6.59         $6.23
                                                         ================================
CLASS B:
 Net assets, at value .................................      $   284,602    $   463,345
                                                         ================================
 Shares outstanding ...................................           46,236         80,190
                                                         ================================
 Net asset value and maximum offering price per share a            $6.16         $5.78
                                                         ================================
CLASS C:
 Net assets, at value .................................      $   427,169    $   645,793
                                                         ================================
 Shares outstanding ...................................           69,543        111,608
                                                         ================================
 Net asset value per share a ..........................            $6.14         $5.79
                                                         ================================
 Maximum offering price per share (net asset value
 per share (DIVIDE) 99%) ..............................            $6.20         $5.85
                                                         ================================
ADVISOR CLASS:
 Net assets, at value .................................      $   176,134    $   160,030
                                                         ================================
 Shares outstanding ...................................           28,094         27,124
                                                         ================================
 Net asset value and maximum offering price per share .            $6.27         $5.90
                                                         ================================




aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.





                         Annual Report | See notes to financial statements. | 37

Franklin Global Trust

STATEMENTS OF OPERATIONS
for the year ended July 31, 2003


                                                                                  -----------------------------
                                                                                     FRANKLIN
                                                                                      GLOBAL       FRANKLIN
                                                                                    AGGRESSIVE      GLOBAL
                                                                                    GROWTH FUND   GROWTH FUND
                                                                                  -----------------------------
Investment income:
 Dividends a ...................................................................     $  18,306     $  35,109
                                                                                  -----------------------------
Expenses:
 Management fees (Note 3) ......................................................         9,864        15,117
 Administrative fees (Note 3) ..................................................         2,609         3,937
 Distribution fees (Note 3)
  Class A ......................................................................         1,796         2,897
  Class B ......................................................................         2,149         4,202
  Class C ......................................................................         3,827         3,995
 Transfer agent fees (Note 3) ..................................................         9,502         8,385
 Custodian fees ................................................................           140           385
 Reports to shareholders .......................................................         7,833         6,911
 Registration and filing fees ..................................................        25,759        27,826
 Professional fees .............................................................        18,473        18,171
 Trustees' fees and expenses ...................................................            25            83
 Other .........................................................................            28            34
                                                                                  -----------------------------
      Total expenses ...........................................................        82,005        91,943
      Expenses waived/paid by affiliate (Note 3) ...............................       (55,953)      (53,282)
                                                                                  -----------------------------
       Net expenses ............................................................        26,052        38,661
                                                                                  -----------------------------
        Net investment income (loss) ...........................................        (7,746)       (3,552)
                                                                                  -----------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................      (211,682)     (322,509)
  Foreign currency transactions ................................................          (238)       (1,057)
                                                                                  -----------------------------
      Net realized gain (loss) .................................................      (211,920)     (323,566)
 Net unrealized appreciation (depreciation) on:
  Investments ..................................................................       214,828       391,980
  Translation of assets and liabilities denominated in foreign currencies ......            44          (155)
                                                                                  -----------------------------
      Net unrealized appreciation (depreciation) ...............................       214,872       391,825
                                                                                  -----------------------------
Net realized and unrealized gain (loss) ........................................         2,952        68,259
                                                                                  -----------------------------
Net increase (decrease) in net assets resulting from operations ................     $  (4,794)    $  64,707
                                                                                  =============================




aNet of foreign taxes of $859 and $2,152 for the Franklin Global Aggressive Growth Fund and the Franklin Global Growth Fund, respectively.





38 | See notes to financial statements. | Annual Report

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended July 31, 2003 and 2002

                                                                ------------------------------------------------------------
                                                                FRANKLIN GLOBAL AGGRESSIVE             FRANKLIN GLOBAL
                                                                       GROWTH FUND                      GROWTH FUND
                                                                ------------------------------------------------------------
                                                                   2003          2002               2003          2002
                                                                ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...............................  $   (7,746)   $   (16,414)       $   (3,552)   $   (10,528)
  Net realized gain (loss) from investments and foreign
   currency transactions .....................................    (211,920)      (604,353)         (323,566)      (846,909)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies ........................................     214,872         89,694           391,825        143,148
                                                                ------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations .......................................      (4,794)      (531,073)           64,707       (714,289)
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................          --        (10,780)               --        (11,224)
   Class B ...................................................          --         (1,774)               --         (4,883)
   Class C ...................................................          --         (3,351)               --         (4,001)
   Advisor Class .............................................          --         (2,338)               --         (2,699)
                                                                ------------------------------------------------------------
 Total distribution to shareholders ..........................          --        (18,243)               --        (22,807)
 Capital share transactions: (Note 2)
   Class A ...................................................     106,200       (767,011)          182,580     (1,989,446)
   Class B ...................................................      41,592         58,664               266        155,218
   Class C ...................................................      47,598        193,720           196,664        197,650
   Advisor Class .............................................      (7,998)         6,954           (30,246)        31,216
                                                                ------------------------------------------------------------
 Total capital share transactions ............................     187,392       (507,673)          349,264     (1,605,362)
      Net increase (decrease) in net assets ..................     182,598     (1,056,989)          413,971     (2,342,458)
Net assets (there is no undistributed net investment income
 at beginning or end of year):
  Beginning of year ..........................................   1,330,685      2,387,674         1,929,315      4,271,773
                                                                ------------------------------------------------------------
  End of year ................................................  $1,513,283    $ 1,330,685        $2,343,286    $ 1,929,315
                                                                ============================================================


                         Annual Report | See notes to financial statements. | 39

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All Funds included in this report (the Funds) are diversified. The Funds' investment objective is capital growth.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an






40 | Annual Report

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.








                                                              Annual Report | 41

Franklin Global Trust

2. SHARES OF BENEFICIAL INTEREST




The Funds offer four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At July 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                               ------------------------------------------------------
                                                    FRANKLIN GLOBAL               FRANKLIN GLOBAL
                                                AGGRESSIVE GROWTH FUND              GROWTH FUND
                                               ------------------------------------------------------
                                                  SHARES      AMOUNT           SHARES       AMOUNT
                                               ------------------------------------------------------
CLASS A SHARES:
Year ended July 31, 2003
 Shares sold .................................    100,185   $ 566,382         132,068   $   703,393
 Shares redeemed .............................    (82,589)   (460,182)        (98,976)     (520,813)
                                               ------------------------------------------------------
 Net increase (decrease) .....................     17,596   $ 106,200          33,092   $   182,580
                                               ======================================================
Year ended July 31, 2002
 Shares sold .................................     22,077   $ 164,446         132,228   $   898,457
 Shares issued on reinvestment of
 distributions ...............................      1,167       9,022           1,354         9,208
 Shares redeemed .............................   (133,187)   (940,479)       (397,717)   (2,897,111)
                                               ------------------------------------------------------
 Net increase (decrease) .....................   (109,943)  $(767,011)       (264,135)  $(1,989,446)
                                               ======================================================
CLASS B SHARES:
Year ended July 31, 2003
 Shares sold .................................     10,062   $  58,667          27,516   $   150,649
 Shares redeemed .............................     (2,994)    (17,075)        (29,901)     (150,383)
                                               ------------------------------------------------------
 Net increase (decrease) .....................      7,068   $  41,592          (2,385)  $       266
                                               ======================================================
Year ended July 31, 2002
 Shares sold .................................     20,604   $ 150,279          53,565   $   342,316
 Shares issued on reinvestment of
 distributions ...............................         53         412             427         2,885
 Shares redeemed .............................    (12,617)    (92,027)        (30,187)     (189,983)
                                               ------------------------------------------------------
 Net increase (decrease) .....................      8,040   $  58,664          23,805   $   155,218
                                               ======================================================
CLASS C SHARES:
Year ended July 31, 2003
 Shares sold .................................     21,667   $ 126,151          64,671   $   349,906
 Shares redeemed .............................    (13,468)    (78,553)        (27,896)     (153,242)
                                               ------------------------------------------------------
 Net increase (decrease) .....................      8,199   $  47,598          36,775   $   196,664
                                               ======================================================
Year ended July 31, 2002
 Shares sold .................................     38,282   $ 287,265          56,073   $   363,470
 Shares issued on reinvestment of
 distributions ...............................        202       1,551             299         2,028
 Shares redeemed .............................    (13,192)    (95,096)        (27,584)     (167,848)
                                               ------------------------------------------------------
 Net increase (decrease) .....................     25,292   $ 193,720          28,788   $   197,650
                                               ======================================================







42 | Annual Report

Franklin Global Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)




                                               ------------------------------------------------------
                                                    FRANKLIN GLOBAL               FRANKLIN GLOBAL
                                                AGGRESSIVE GROWTH FUND              GROWTH FUND
                                               ------------------------------------------------------
                                                  SHARES      AMOUNT           SHARES       AMOUNT
                                               ------------------------------------------------------
ADVISOR CLASS SHARES:
Year ended July 31, 2003
 Shares sold .................................        939   $   5,575             806   $     4,417
 Shares redeemed .............................     (2,375)    (13,573)         (6,341)      (34,663)
                                               ------------------------------------------------------
 Net increase (decrease) .....................     (1,436)  $  (7,998)         (5,535)  $   (30,246)
                                               ======================================================
Year ended July 31, 2002
 Shares sold .................................      1,725   $  13,014           4,698   $    31,638
 Shares issued on reinvestment of
 distributions ...............................         36         280              54           365
 Shares redeemed .............................       (936)     (6,340)           (131)         (787)
                                               ------------------------------------------------------
 Net increase (decrease) .....................        825   $   6,954           4,621   $    31,216
                                               ======================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-------------------------------------------------------------------------------------------
  ENTITY                                                          AFFILIATION
-------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                               Investment manager
  Franklin Templeton Services LLC (FT Services)                   Administrative manager
  Franklin/Templeton Distributors Inc. (Distributors)             Principal underwriter
  Franklin/Templeton Investor Services LLC (Investor Services)    Transfer agent

The Funds pay an investment management fee to Advisers based on the net assets of the Funds as follows:

-------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
-------------------------------------------------------------------------------
         .80%           First $500 million
         .70%           Over $500 million, up to and including $1 billion
         .65%           Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

Under a subadvisory agreement, Fiduciary International Inc., an affiliate of Advisers, provides subadvisory services to the Funds and receives from Advisers fees based on the average daily net assets of each Fund.

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each Fund.

Advisers and FT Services agreed in advance to waive management and administrative fees, respectively, and assume payment of other expenses, as noted in the Statement of Operations.







                                                              Annual Report | 43

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)


The Funds reimburse Distributors up to .35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                                   -----------------------------
                                                     FRANKLIN
                                                      GLOBAL         FRANKLIN
                                                    AGGRESSIVE        GLOBAL
                                                    GROWTH FUND     GROWTH FUND
                                                   -----------------------------
Net commissions paid ............................        $1,893         $4,423
Contingent deferred sales charges ...............        $  627         $  338

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                                   -----------------------------
                                                      FRANKLIN
                                                       GLOBAL         FRANKLIN
                                                     AGGRESSIVE        GLOBAL
                                                     GROWTH FUND     GROWTH FUND
                                                   -----------------------------
Transfer agent fees .............................        $7,252          $8,385

At July 31, 2003, Advisers owned 41.1% and 25.0% of the Franklin Global Aggressive Growth Fund and the Franklin Global Growth Fund, respectively.


4. INCOME TAXES

At July 31, 2003, the Funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                                    ----------------------------
                                                     FRANKLIN
                                                      GLOBAL         FRANKLIN
                                                    AGGRESSIVE        GLOBAL
                                                    GROWTH FUND     GROWTH FUND
                                                    ----------------------------
Capital loss carryovers expiring in:
 2009 ............................................    $236,161       $  608,593
 2010 ............................................     142,742          554,954
 2011 ............................................     529,510          393,215
                                                    ----------------------------
                                                      $908,413       $1,556,762
                                                    ============================

At July 31, 2003, Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund had deferred capital losses occurring subsequent to October 31, 2002 of $147,971 and $214,919, respectively. For tax purposes, such losses will be reflected in the year ending July 31, 2004.








44 | Annual Report

Franklin Global Trust

4. INCOME TAXES (CONTINUED)

At July 31, 2003, Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund had deferred currency losses occurring subsequent to October 31, 2002 of $209 and $914, respectively. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

The tax character of distributions paid during the years ended July 31, 2003 and July 31, 2002, was as follows:

                                                     -------------------------------------------------
                                                         FRANKLIN GLOBAL            FRANKLIN GLOBAL
                                                     AGGRESSIVE GROWTH FUND           GROWTH FUND
                                                     -------------------------------------------------
                                                         2003      2002             2003       2002
                                                     -------------------------------------------------
Distributions paid from:
 Ordinary income ....................................  $     --  $ 18,243         $     --   $ 22,807
 Long-term capital gain .............................        --        --               --         --
                                                     -------------------------------------------------
                                                       $     --  $ 18,243         $     --   $ 22,807
                                                     =================================================

At July 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

                                                     ---------------------------
                                                       FRANKLIN
                                                        GLOBAL       FRANKLIN
                                                      AGGRESSIVE      GLOBAL
                                                      GROWTH FUND   GROWTH FUND
                                                     ---------------------------
Cost of investments ..............................    $ 1,451,194   $ 2,262,661
                                                     ===========================
Unrealized appreciation ..........................    $   139,856   $   181,400
Unrealized depreciation ..........................        (58,227)      (74,238)
                                                     ---------------------------
Net unrealized appreciation (depreciation) .......    $    81,629   $   107,162
                                                     ===========================

Undistributed ordinary income ....................    $        --   $        --
Undistributed long-term capital gains ............             --            --
                                                     ---------------------------
Distributable earnings ...........................    $        --   $        --
                                                     ===========================

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.










                                                              Annual Report | 45

Franklin Global Trust

5. INVESTMENT TRANSACTIONS





Purchases and sales of investments (excluding short-term securities) for the year ended July 31, 2003 were as follows:

                                                   -----------------------------
                                                    FRANKLIN
                                                     GLOBAL          FRANKLIN
                                                   AGGRESSIVE         GLOBAL
                                                   GROWTH FUND      GROWTH FUND
                                                   -----------------------------
Purchases ......................................   $1,130,234        $1,872,929
Sales ..........................................   $  840,229        $1,420,238


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the year ended July 31, 2003, as follows:

                                           ---------------------------------
                                             FRANKLIN
                                              GLOBAL             FRANKLIN
                                            AGGRESSIVE            GLOBAL
                                            GROWTH FUND         GROWTH FUND
                                           ---------------------------------
                                                $2,085               $2,301


46 | Annual Report

Franklin Global Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GLOBAL TRUST


In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting a part of the Franklin Global Trust (hereafter referred to as the "Funds") at July 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 4, 2003





                                                              Annual Report | 47

Franklin Global Trust

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code (Code), the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


                            --------------------------
                              FRANKLIN
                               GLOBAL      FRANKLIN
                             AGGRESSIVE     GLOBAL
                             GROWTH FUND  GROWTH FUND
                            --------------------------
                                $10,384       $21,501



48 | Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS


------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK H. ABBOTT, III (82)      Trustee        Since 2000       113                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated
 (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

 HARRIS J. ASHTON (71)          Trustee        Since 2000       140                        Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                      company).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
 Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

 ROBERT F. CARLSON (75)         Trustee        Since 2000       52                         None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS); and FORMERLY,
 member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and Chief
 Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------

 S. JOSEPH FORTUNATO (71)       Trustee        Since 2000       141                        None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

 EDITH E. HOLIDAY (51)          Trustee        Since 2000       90                         Director, Amerada Hess Corporation
 One Franklin Parkway                                                                      (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                  gas); Hercules Incorporated (chemicals,
                                                                                           fibers and resins); Beverly Enterprises,
                                                                                           Inc. (health care); H.J. Heinz Company
                                                                                           (processed foods and allied products);
                                                                                           RTI International Metals, Inc.
                                                                                           (manufacture and distribution of
                                                                                           titanium); and Canadian National Railway
                                                                                           (railroad).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
 the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
 Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 49

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 FRANK W.T. LAHAYE (74)         Trustee        Since 2000       113                        Director, The California Center for Land
 One Franklin Parkway                                                                      Recycling (redevelopment).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

 GORDON S. MACKLIN (75)         Trustee        Since 2000       140                        Director, White Mountains Insurance
 One Franklin Parkway                                                                      Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                  Biosciences Corporation; MedImmune, Inc.
                                                                                           (biotechnology); Overstock.com (Internet
                                                                                           services); and Spacehab, Inc. (aerospace
                                                                                           services); and FORMERLY, Director, MCI
                                                                                           Communication Corporation (subsequently
                                                                                           known as MCI WorldCom, Inc. and WorldCom,
                                                                                           Inc.) (communications services)
                                                                                           (1988-2002).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 **HARMON E. BURNS (58)         Trustee and    Since 2000       38                         None
 One Franklin Parkway           Vice President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 **CHARLES B. JOHNSON (70)      Trustee and    Since 2000       140                        None
 One Franklin Parkway           Chairman of
 San Mateo, CA 94403-1906       the Board
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
 Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


50 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62)  Trustee,       Trustee and      123                        None
 One Franklin Parkway           President      President since
 San Mateo, CA 94403-1906       and Chief      2000 and Chief
                                Executive      Executive
                                Officer -      Officer -
                                Investment     Investment
                                Management     Management
                                               since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MARTIN L. FLANAGAN (43)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 JIMMY D. GAMBILL (55)          Senior Vice    Since 2002       Not Applicable             None
 500 East Broward Blvd.         President
 Suite 2100                     and Chief
 Fort Lauderdale, FL 33394-3091 Executive
                                Officer -
                                Finance and
                                Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 DAVID P. GOSS (56)             Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------




                                                              Annual Report | 51

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 BARBARA J. GREEN (55)          Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments;
 and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
 to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
 (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

 EDWARD B. JAMIESON (55)        Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.;
 and officer and trustee of five of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

 MICHAEL O. MAGDOL (66)         Vice President Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue               - AML                                                      Inc. and Lingnan Foundation.
 Rockefeller Center             Compliance
 New York, NY 10048-0772
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 CHRISTOPHER J. MOLUMPHY (41)   Vice President Since 2000       Not Applicable             None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President, Franklin Advisers, Inc.; and officer of five of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------

 KIMBERLEY H. MONASTERIO (39)   Treasurer      Treasurer since  Not Applicable             None
 One Franklin Parkway           and Chief      2000 and Chief
 San Mateo, CA 94403-1906       Financial      Financial Officer
                                Officer        since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------




52 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                               LENGTH OF        FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS          POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------

 MURRAY L. SIMPSON (66)         Vice President Since 2000       Not Applicable             None
 One Franklin Parkway           and Secretary
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Harmon E. Burns is considered an interested person of the Trust under the federal securities laws due to his position as officer and director of Resources.
Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE TRUST'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

--------------------------------------------------------------------------------

                                                              Annual Report | 53

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

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

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
Literature Request



For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate
  U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5, 6

STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11




1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03  Not part of the annual report

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
    INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906




WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.



ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GLOBAL TRUST



INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Global Trust prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FGG A2003 09/03



FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND



ANNUAL REPORT AND SHAREHOLDER LETTER JULY 31, 2003

FRANKLIN(R) TEMPLETON(R) INVESTMENTS

CONTENTS
Shareholder Letter                                                           x
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Annual Report
   Franklin International Smaller Companies Growth Fund                      x
   Financial Highlights & Statement of Investments                           x
   Financial Statements                                                      x
   Notes to Financial Statements                                             x
   Independent Auditors' Report                                              x
   Tax Designation                                                           x
   Board Members and Officers                                                x

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              Not FDIC Insured o No Bank Guarantee o May Lose Value
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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

Dear Shareholder:


During the fiscal year ended July 31, 2003, geopolitical, economic and market forces made investment decisions exceptionally challenging. The U.S. economy appeared to be recovering gradually, with gross domestic product growth of 1.4% annualized in fourth quarter 2002 and first quarter 2003, and 2.4% annualized in the second quarter. Other economies, such as those of Japan and some European countries, struggled. Inflation, generally a concern in a recovery, was less so during this cycle as discounting, cheap imports, excess capacity and outsourcing helped dampen inflation expectations.

Importantly, many governments were committed to reinvigorating their economies. We believe economies with the greatest flexibility, such as the U.S. and emerging market countries, might recover first, while those with less flexibility, such as Japan and those in Europe, might take longer and require greater support.


Equity markets fell and rose seemingly in response to war news, corporate earnings reports, and unemployment and production data. During the year under review, broad stock markets made gains, while technology stocks rallied and returned 31.4% as measured by the Nasdaq Composite Index.1 This could be an indication of investors' reduced risk aversion and more confidence in an economic recovery. Overall trends, such as earnings growth, lower taxes, improving corporate productivity and strength in retail sales appeared favorable for equities and could contribute to increased interest in securities markets.


In the enclosed annual shareholder report, the Fund's portfolio manager discusses market conditions and how they affected investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets move up and down, as do mutual fund share prices.


We thank you for your participation, welcome your questions and comments, and look forward to serving your investment needs in the years to come.


Sincerely,


[insert signature]


Rupert H. Johnson, Jr.

President and Chief Executive Officer - Investment Management

Franklin Global Trust




Not Part of Annual Report

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JULY 31, 2003. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.



1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

Not Part of Annual Report

Annual Report

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FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING IN EQUITY SECURITIES OF SMALLER INTERNATIONAL COMPANIES. THE FUND DEFINES SMALLER INTERNATIONAL COMPANIES AS THOSE WITH MARKET CAPITALIZATIONS OF BETWEEN $100 MILLION AND $5 BILLION OR THE EQUIVALENT IN LOCAL CURRENCIES AT THE TIME OF PURCHASE. THE FUND CONSIDERS INTERNATIONAL COMPANIES TO BE THOSE ORGANIZED UNDER THE LAWS OF A COUNTRY OUTSIDE NORTH AMERICA OR HAVING A PRINCIPAL OFFICE IN A COUNTRY OUTSIDE OF NORTH AMERICA, OR WHOSE SECURITIES ARE LISTED OR TRADED PRINCIPALLY ON A RECOGNIZED STOCK EXCHANGE OR OVER-THE-COUNTER OUTSIDE OF NORTH AMERICA.
--------------------------------------------------------------------------------


This annual report for Franklin International Smaller Companies Growth Fund covers the fiscal period ended July 31, 2003. The Fund commenced operations on October 15, 2002.


PERFORMANCE OVERVIEW

For the period ended July 31, 2003, the Fund gained 20.92%, while its benchmark, the Citigroup EMI EPAC Index, rose 24.85%. The Fund's share price rose from $10.00 on October 15, 2002, to $12.05 on July 31, 2003. At period-end, net assets totaled more than $2 million.


ECONOMIC AND MARKET OVERVIEW

Both before and throughout the war in Iraq, global equity market movements were dominated by speculation about the likely start of military action and then by the war's progress and expected duration. Markets began to recover sharply in the middle of March when military action commenced, showing even stronger performance following its conclusion.


Over the period under review, smaller companies in the Asia Pacific region showed strong performance in U.S. dollar terms, with the Citigroup EMI Asia Pacific Index gaining 24.88% and the Citigroup EMI Asia Pacific excluding Japan Index gaining an even stronger 37.09%. Europe was up 28.94% in U.S. dollar terms over the period as measured by the Citigroup EMI Europe Index.


INVESTMENT STRATEGY

The Fund's investment process remains consistent, emphasizing its goal of creating a widely diversified portfolio of smaller capitalization companies with industry-leading proprietary products, sustainable margins, and strong balance sheets. We do not intend to construct a portfolio that is merely representative of the asset class, but instead aim to




         Annual Report


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produce a portfolio of high quality and exceptionally dynamic companies operating in industries offering attractive investment opportunities as a result of secular changes. As our investment process is bottom-up with a focus on proven franchises, acceleration in top-line growth would likely have a positive effect on margin development and also on future opportunities for expansion for the companies in which we invest.


MANAGER'S DISCUSSION

Over the reporting period, fund performance was helped most by stock selection in Europe. Performance was particularly boosted by stocks in Finland, due to our holdings in medical specialties stock Instrumentarium, which was acquired by General Electric, as well as Nokian Renkaat, an arctic tire maker boosted by one of the coldest winters in years. In Spain, holdings in industrial services stocks helped results. Performance was also helped by stock selection in Germany where holdings such as Puma, the apparel and footwear company, continued to add value and Stada Arzneimittel, a producer of generic pharmaceuticals, showed strong gains. In Hong Kong, relative performance was helped by our positions in Techtronic Industries, an industrial tool company, as well as Fountain Set, a textile company.


Performance was most negatively affected by the Fund's cash position as the Fund, having been launched on October 15, 2002, was investing into a strong rally that had commenced in the week of funding. In Europe, performance was hurt by holdings in the electronic technology sector, particularly by positions in Tandberg, a Norwegian teleconferencing equipment company, and Elcoteq, a Finnish supplier to the telecommunications industry. In the semiconductor industry, our position in Micronas, a Swiss manufacturer of integrated circuits for consumer electronics, also detracted from performance. In Asia, our overweight position as well as specific holdings in Japanese retail had a negative impact, with holdings such as home improvement chain Komeri showing declines.


Please remember that this discussion reflects our analysis, opinions and portfolio holdings as of July 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the advisor makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.


We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Annual Report

[Sidebar - Pie Chart]
GEOGRAPHIC DISTRIBUTION
Franklin International Smaller Companies Growth Fund
Based on Total Net Assets
7/31/03
Europe                                                             63.93
Asia                                                               31.78
Australia/New Zealand                                              1.38
Short-term Investments and Other Net Assets                        2.91

[Sidebar]
TOP 10 INDUSTRIES
Franklin International Smaller Companies Growth Fund
Based on Total Net Assets
7/31/03
Health Care Equipment and Supplies                                 11.9
Specialty Retail                                                   11.3
Media                                                              7.8
IT Consulting & Services                                           6.9
Diversified Financials                                             6.2
Household Durables                                                 5.4
Textiles & Apparel                                                 4.5
Auto Components                                                    3.3
Machinery                                                          3.3
Chemicals                                                          3.2

[Sidebar]
TOP 10 HOLDINGS
Franklin International Smaller Companies Growth Fund
7/31/03
Company                                           % Total Net
INDUSTRY                                            Assets
--------------------------------------------------------------
Techtronic Industries Co., Inc.                 2.14
HOUSEHOLD DURABLES
Mobistar SA                                     2.05
WIRELESS TELECOMMUNICATION SERVICES
Stanley Electric Co., Ltd                       1.99
AUTO COMPONENTS
Aegis Group, PLC                                1.94
MEDIA
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Nitori Co.                                      1.91
SPECIALTY RETAIL
Getinge AB                                      1.89
HEALTH CARE EQUIPMENT & SUPPLIES
MFI Furniture Group, PLC                        1.88
HOUSEHOLD DURABLES
Fong's Industries Co., Inc.                     1.83
MACHINERY
DEPFA Bank, PLC                                 1.82
DIVERSIFIED FINANCIALS
Point, Inc.                                     1.81
SPECIALTY RETAIL

You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page x of this report.

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PERFORMANCE SUMMARY AS OF 7/31/03


YOUR DIVIDEND INCOME WILL VARY DEPENDING ON THE DIVIDENDS OR INTEREST PAID BY THE SECURITIES IN THE FUND'S PORTFOLIO. CAPITAL GAIN DISTRIBUTIONS ARE NET PROFITS REALIZED FROM THE SALE OF PORTFOLIO SECURITIES. THE PERFORMANCE TABLE AND GRAPHS DO NOT REFLECT ANY TAXES DUE ON FUND DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS, IF ANY, OR ANY REALIZED GAINS ON THE SALE OF FUND SHARES. TOTAL RETURN REFLECTS THE FUND'S DIVIDEND INCOME, CAPITAL GAIN DISTRIBUTIONS, IF ANY, AND ANY UNREALIZED GAINS OR LOSSES.

PRICE INFORMATION
--------------------------------------------------------------------------------
                                    Change    Inception           7/31/03
                                              (10/15/02)
--------------------------------------------------------------------------------
Net Asset Value (NAV)               +2.05     10.00               12.05
--------------------------------------------------------------------------------

PERFORMANCE
Period ended 7/31/03
--------------------------------------------------------------------------------
                                     6 Month    Since Inception (10/15/02)
--------------------------------------------------------------------------------
Cumulative Total Return 1             20.62%    20.92%
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $5 MILLION INVESTMENT


TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS SHOWN. IT INCLUDES THE APPLICABLE, MAXIMUM SALES CHARGE(S), FUND EXPENSES, ACCOUNT FEES AND REINVESTED DISTRIBUTIONS. THE UNMANAGED INDEXES INCLUDE REINVESTED DIVIDENDS. THEY DIFFER FROM THE FUND IN COMPOSITION AND DO NOT PAY MANAGEMENT FEES OR EXPENSES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


[Line chart]

Franklin International Smaller Companies Growth Fund Citigroup EMI EPAC Index 10/15/02-7/31/03

                   Franklin
                   International
                   Smaller Companies
                   Growth Fund        Citigroup EPAC EMI
   10/15/02        $   5,000,000.00   $   5,000,000.00
   10/31/02        $   4,985,000.00   $   5,046,000.00
   11/30/02        $   5,090,000.00   $   5,233,207.00
   12/31/02        $   5,102,854.00   $   5,147,382.00
    1/31/03        $   5,012,538.00   $   5,017,668.00
    2/28/03        $   4,922,222.00   $   4,930,862.00
    3/31/03        $   4,856,994.00   $   4,899,305.00
    4/30/03        $   5,298,538.00   $   5,387,765.00
    5/31/03        $   5,730,048.00   $   5,839,260.00
    6/30/03        $   5,800,294.00   $   6,037,211.00
    7/31/03        $   6,046,154.00   $   6,242,476.00

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

Annual Report


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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

FINANCIAL HIGHLIGHTS
                                                           PERIOD ENDED JULY
                                                                  31,
                                                             --------------
                                                               2003C
                                                             --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period                         $        10.00
                                                             --------------
Income from investment operations:
   Net investment incomea                                               .07
   Net realized and unrealized gains (losses)                          2.02
                                                             --------------
Total from investment operations                                       2.09
                                                             --------------
Less distributions from net investment income                          (.03)
                                                             --------------
Net asset value, end of period                               $        12.06
                                                             --------------
Total returnb                                                         20.92%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                            $        2,411
Ratios to average net assets:
   Expenses                                                             .75% d,e
   Expenses excluding waiver and payments by affiliate                 5.06% d
   Net investment income                                                .65% d
Portfolio turnover rate                                              126.43%

a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period October 15, 2002 (effective date) to July 31, 2003. d Not annualized e The fund's expenses are capped at .95% on an annualized basis.

                       See notes to financial statements.

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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

Statement of Investments, July 31, 2003

                                                               COUNTRY              SHARES      VALUE
    Common Stocks 97.1%
    Aerospace & Defense 1.7%
    Japan Aviatn Elect                                          Japan                6,000 $   41,362
                                                                                           ----------
    Auto Components 3.3%
    Exedy Corp.                                                 Japan                3,000     32,104
    Stanley Electric Co., Ltd.                                  Japan                3,000     48,032
                                                                                           ----------
                                                                                               80,136
                                                                                           ----------
    Chemicals 3.2%
    Chugoku Marine Paints Ltd.                                  Japan               10,000     35,340
    JSR Corp.                                                   Japan                3,000     40,715
                                                                                           ----------
                                                                                               76,055
                                                                                           ----------
    Commercial Services & Supplies 1.2%
    Observer AB                                                Sweden                8,250     29,935
                                                                                           ----------
    Communications Equipment 1.3%
    Icom Inc.                                                   Japan                1,900     31,996
                                                                                           ----------
    Computers & Peripherals 1.4%
a   Gemplus International SA                                   France               25,180     33,443
                                                                                           ----------
    Construction & Engineering 1.6%
    Balfour Beatty PLC                                     United Kingdom           12,902     38,783
                                                                                           ----------
    Construction Materials 1.5%
    Imerys                                                     France                  240     36,684
                                                                                           ----------
    Containers & Packaging 1.3%
    Fuji Seal Inc.                                              Japan                1,050     30,835
                                                                                           ----------
    Diversified Financials 6.2%
    Awd Holdings AG                                            Germany               1,520     28,742
    D. Carnegie & Co. AB                                       Sweden                4,200     38,356
    Depfa Bank PLC                                         Irish Republic              550     43,860
    I CAP PLC                                              United Kingdom            2,000     38,981
                                                                                           ----------
                                                                                              149,939
                                                                                           ----------
    Electronic Equipment & Instruments 2.9%
    Barco NV                                                   Belgium                 513     30,863
    Medion AG                                                  Germany               1,000     38,550
                                                                                           ----------
                                                                                               69,413
                                                                                           ----------
    Energy Equipment & Services 3.0%
    Grupo Auxiliar Metalurgico SA (GAMESA)                      Spain                1,740     38,738
a   TGS Nopec Geophysical Co. ASA                              Norway                2,800     34,401
                                                                                           ----------
                                                                                               73,139
                                                                                           ----------

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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

Statement of Investments, July 31, 2003 (cont.)

                                                               COUNTRY              SHARES      VALUE
    Food Products 1.5%
a   Pulmuone Co. Ltd.                                        South Korea               620 $   35,451
                                                                                           ----------
    Health Care Equipment & Supplies 11.9%
    Cochlear Ltd.                                             Australia              1,520     33,238
a   Elekta AB, B                                               Sweden                2,310     30,237
    Getinge AB, B                                              Sweden                1,610     45,677
    GN Store Nord AS                                           Denmark               7,910     34,269
    Moulin International Holdings Ltd.                        Hong Kong             56,000     35,362
    Nakanishi Inc.                                              Japan                1,000     43,054
    Radiometer AS, B                                           Denmark                 515     35,105
    Straumann Holding AG                                     Switzerland               350     31,164
                                                                                           ----------
                                                                                              288,106
                                                                                           ----------
    Hotels Restaurants & Leisure 2.4%
    First Choice Holidays PLC                              United Kingdom           18,000     33,274
    Jurys Doyle Hotel Group PLC                            Irish Republic            2,500     23,721
                                                                                           ----------
                                                                                               56,995
                                                                                           ----------
    Household Durables 5.4%
    MFI Furniture Group PLC                                United Kingdom           15,280     45,317
    Techtronic Industries Co. Ltd.                            Hong Kong             28,000     51,518
a   Yokowo Co. Ltd.                                             Japan                3,400     33,000
                                                                                           ----------
                                                                                              129,835
                                                                                           ----------
    Insurance 2.9%
    Skandia Foersaekrings AB                                   Sweden                9,650     30,080
a   Topdanmark AS                                              Denmark               1,080     40,082
                                                                                           ----------
                                                                                               70,162
                                                                                           ----------
    Internet Software & Services .8%
a   Freenet.de AG                                              Germany                 111      5,035
    United Internet AG                                         Germany                 670     13,386
                                                                                           ----------
                                                                                               18,421
                                                                                           ----------
    IT Consulting & Services 6.9%
a   Amadeus Global Travel Distribution SA, A                    Spain                4,652     31,155
a   Atos Origin                                                France                1,000     41,724
    Faith Inc.                                                  Japan                    5     26,671
    Indra Sistemas SA                                           Spain                2,688     31,556
a   TietoEnator Oyj                                            Finland               1,840     35,000
                                                                                           ----------
                                                                                              166,106
                                                                                           ----------
    Leisure Equipment & Products 2.7%
    Beneteau                                                   France                  800     30,165
a   UBI Soft Entertainment                                     France                1,730     36,023
                                                                                           ----------
                                                                                               66,188
                                                                                           ----------
    Machinery 3.3%
    Fong's Industries Co. Ltd.                                Hong Kong             62,000     44,120
a   Makino Milling Machine Co.                                  Japan                8,000     34,576
                                                                                           ----------
                                                                                               78,696

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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

Statement of Investments, July 31, 2003 (cont.)

                                                               COUNTRY              SHARES      VALUE

    Media 7.8%
    Aegis Group PLC                                        United Kingdom           32,410 $   46,888
    Gruppo Editoriale L'espresso                                Italy                8,490     35,166
    HIT Entertainment PLC                                  United Kingdom            9,330     41,993
a   Modern Times Group AB                                      Sweden                2,020     27,917
    Telefonica Publicidad E Informacion SA                      Spain                7,540     35,220
                                                                                           ----------
                                                                                              187,184
                                                                                           ----------
    Pharmaceuticals 2.9%
a   Actelion Ltd.                                            Switzerland               475     32,762
    Schwarz Pharma AG                                          Germany                 800     36,243
                                                                                           ----------
                                                                                               69,005
                                                                                           ----------
    Software 2.2%
a   Business Objects SA                                        France                1,160     28,607
a   SurfControl PLC                                        United Kingdom            1,673     23,289
                                                                                           ----------
                                                                                               51,896
                                                                                           ----------
    Specialty Retail 11.3%
    Burberry Group PLC                                     United Kingdom            7,550     36,894
    Esprit Holdings                                           Hong Kong             16,000     41,030
    Germanos SA                                                Greece                2,300     38,832
    Nitori Co., Ltd.                                            Japan                  900     46,066
    Point Inc.                                                  Japan                2,100     43,552
    Travis Perkins PLC                                     United Kingdom            1,730     33,996
    USS Co. Ltd.                                                Japan                  600     32,453
                                                                                           ----------
                                                                                              272,823
                                                                                           ----------
    Textiles & Apparel 4.5%
a   Bulgari SpA                                                 Italy                6,120     36,990
    Fountain Set Holdings Ltd.                                Hong Kong             44,000     39,209
    Hermes International                                       France                  235     33,222
                                                                                           ----------
                                                                                              109,421
                                                                                           ----------
    Wireless Telecommunication Services 2.0%
a   Mobistar SA                                                Belgium               1,180     49,407
                                                                                           ----------
    Total Common Stocks (Cost $1,966,497)                                                   2,341,416
                                                                                           ----------
                                                                                PRINCIPAL Short Term
    Investment (Cost $120,000) 5.0%                         AMOUNT            Danske Bank AS, 1.06%, 8/01/03
    (Maturity Value $120,004)                               United States          120,000 $ 120,000
                                                                                           ----------
    Total Investments (Cost $2,086,497) 102.1%                                              2,461,416
    Other Assets, less Liabilities (2.1)%                                                    (49,924)
                                                                                           ----------
    Net Assets 100.0%                                                                      $2,411,492
                                                                                           ----------

aNon-income producing

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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

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FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2003
Assets:
   Investments in securities:
     Cost                                                     $2,086,497
                                                              ----------
     Value                                                     2,461,416
   Cash                                                            4,157
   Foreign currency, at value (Cost $1,195)                        2,333
   Receivables:
          Investment securities sold                              66,142
        Dividends                                                  2,291
          Affiliates                                              20,708
   Offering costs (Note 1f)                                        8,522
                                                              ----------
     Total assets                                              2,565,569
                                                              ----------
Liabilities:
   Payables:
     Investment securities purchased                             133,950
     Professional fees                                            19,690
   Other liabilities                                                 437
                                                              ----------
     Total liabilities                                           154,077
                                                              ----------
             Net assets, at value                             $2,411,492
                                                              ----------
Net assets consist of:
   Undistributed net investment income                        $   17,962
   Net unrealized appreciation (depreciation)                    376,010
   Accumulated net realized gain (loss)                           25,125
   Capital shares                                              1,992,395
                                                              ----------
Net assets, at value                                          $2,411,492
                                                              ----------
Net asset value and maximum offering price per
 share (2,411,492 / 200,000 shares outstanding)               $    12.06
                                                              ----------

                       See notes to financial statements.

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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JULY 31, 2003 a
Investment income:
   Dividends (net of foreign taxes of $3,088)                  $ 26,931
   Interest                                                       2,296
                                                               --------
     Total investment income                                     29,227
                                                               --------
Expenses:
   Management fees (Note 3)                                      12,387
   Administrative fees (Note 3)                                   3,302
   Transfer agent fees                                              136
   Custodian fees                                                   680
   Reports to shareholders                                          117
   Registration and filing fees                                   7,215
   Professional fees                                             26,994
   Amortization of offering costs (Note 1f)                      32,950
   Other                                                             58
                                                               --------
             Total expenses                                      83,839
             Expenses waived/paid by affiliate (Note 3)         (68,146)
                                                               --------
                    Net expenses                                 15,693
                                                               --------
                       Net investment income                     13,534
                                                               --------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
          Investments                                            25,404
          Foreign currency transactions                           3,524
                                                               --------
                  Net realized gain (loss)                       28,928
  Net unrealized appreciation
   (depreciation) on:
          Investments                                           374,919
        Translation of assets and liabilities
             denominated in foreign currencies                    1,091
                                                               --------
               Net unrealized appreciation (depreciation)       376,010
                                                                -------
Net realized and unrealized gain (loss)                         404,938
                                                               --------
Net increase (decrease) in net assets resulting from           $418,472
operations                                                     --------

aFor the period October 15, 2002 (effective date) to July 31, 2003



                               See notes to financial statements.





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FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JULY 31, 2003 a

Increase (decrease) in net assets:
   Operations:
     Net investment income                                                             $   13,534
     Net realized gain (loss) from investments and foreign currency transactions           28,928
     Net unrealized appreciation (depreciation) on investments and translation
        of assets and liabilities denominated in foreign currencies                       376,010
                                                                                       ----------
          Net increase (decrease) in net assets resulting from operations                 418,472
   Distributions to shareholders from net investment income                                (6,980)
   Capital share transactions (Note 2)                                                  2,000,000
                                                                                       ----------
          Net increase (decrease) in net assets                                         2,411,492
Net assets:
   Beginning of period                                                                          -
   End of period                                                                       $2,411,492
                                                                                       ----------
Undistributed net investment income included in net assets:
   End of period                                                                       $   17,962
                                                                                       ----------

aFor the period October 15, 2002 (effective date) to July 31, 2003




                                 See notes to financial statements.

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FRANKLIN GLOBAL TRUST

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin International Smaller Companies Growth Fund (the Fund) is a separate, diversified series of the Franklin Global Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks to achieve long term capital appreciation by investing primarily in securities of smaller international companies located throughout the world.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis

F. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

G. ACCOUNTING ESTIMATES




Annual Report

FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
TAX DESIGNATION (unaudited)


The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2.  SHARES OF BENEFICIAL INTEREST

At July 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                          YEAR ENDED
                                     --------------------
                                        JULY 31, 2003*
                                     --------------------
                                     SHARES       AMOUNT
                                     --------------------
Shares sold                          200,000   $2,000,000

Shares redeemed                           --           --
                                     --------------------

Net increase (decrease)              200,000   $2,000,000
                                     --------------------

*Effective date was October 15, 2002.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
ENTITY                                                 AFFILIATION
--------------------------------------------------------------------------------
Franklin Templeton Services, LLC (FT                   Administrative manager
Services)
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin/Templeton Distributors, Inc.                  Principal underwriter
(Distributors)
Franklin/Templeton Investor Services LLC               Transfer agent
(FTIS)

The Fund pays an investment management fee to Advisers of .75% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, Fiduciary International, Inc., an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of each Fund.

The Fund pays an administrative fee to FT Services of .20% per year of the average daily net assets of the Fund.

Advisers and FT Services have agreed in advance to waive their respective fees and assume payment of other expenses, as noted in the Statement of Operations.

At July 31, 2003, Franklin Resources, Inc. owned 100% of the Fund.

4.  INCOME TAXES

At July 31, 2003 the Fund has deferred currency losses occurring subsequent to October 31, 2002 of $278. For tax purposes, such losses will be reflected in the year ending July 31, 2004.

Annual Report

FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND



The tax character of distributions paid during the year ended July 31, 2003 was as follows:

   ---------------------------------------
   Distributions paid from:
   ---------------------------------------
   Ordinary income                  $6,980
   ---------------------------------------
   Long term capital gain                -
   ---------------------------------------
                                    $6,980
                                    ------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and offering costs. Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.


At July 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

--------------------------------------------------------------------------
Cost of investments                                             $2,086,497
--------------------------------------------------------------------------
Unrealized appreciation                                            392,481
--------------------------------------------------------------------------
Unrealized depreciation                                            (17,562)
--------------------------------------------------------------------------
Net unrealized appreciation (depreciation)                      $  374,919
--------------------------------------------------------------------------
Undistributed ordinary income                                   $   43,365
--------------------------------------------------------------------------
Undistributed long term capital gains                                    -
--------------------------------------------------------------------------
Distributable earnings                                          $   43,365
--------------------------------------------------------------------------

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2003 aggregated $4,340,391 and $2,398,864, respectively.

Annual Report

FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND


In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin International Smaller Companies Growth Fund (the "Fund") at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for the year then ended and the financial highlights for the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


San Francisco, California September
4, 2003

Annual Report

FRANKLIN GLOBAL TRUST


FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND
TAX DESIGNATION (unaudited)



Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $25,233 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.


At July 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund elects to treat foreign taxes paid under Section 853 of the Internal Revenue Code. This election will allow shareholders of record in December 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.


The foreign tax information will be disclosed in the January 31, 2004 semi-annual report of the Fund.

Annual Report

Board Members and Officers


FRANKLIN GLOBAL TRUST


The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS AND OFFICERS

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK H.                Trustee     Since 1985              105                 None
ABBOTT, III (82)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment company); and FORMERLY, Director, MotherLode Gold Mines Consolidated (gold mining) (until 1996) and Vacu-Dry Co. (food processing) (until 1996).
------------------------------------------------------------------------------------------------------------------------------------

HARRIS J.               Trustee     Since 2000              140                 Director, Bar-S Foods (meat packing company).
ASHTON (71)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------

S. JOSEPH               Trustee     Since 2000              141                 None
FORTUNATO
(71)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY , member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDITH E.                Trustee     Since 2000              90                  Director, Amerada Hess Corporation (exploration and
HOLIDAY (51)                                                                    refining of oil and gas); Hercules Incorporated
One Franklin                                                                    (chemicals, fibers and resins); Beverly Enterprises,
Parkway                                                                         Inc. (health care); H.J. Heinz Company (processed
San Mateo, CA                                                                   foods and allied products); RTI International
94403-1906                                                                      Metals, Inc. (manufacture and distribution of
                                                                                titanium); and Canadian National Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------

FRANK W.T.              Trustee     Since 2000              113                 Director, The California Center for Land Recycling
LAHAYE (74) One                                                                 (redevelopment).
Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S.               Trustee     Since 2000              140                 Director, White Mountains Insurance Group, Ltd.
MACKLIN (75)                                                                    (holding company); Martek Biosciences Corporation;
One Franklin                                                                    MedImmune, Inc. (biotechnology); Overstock.com
Parkway                                                                         (Internet services); and Spacehab, Inc. (aerospace
San Mateo, CA                                                                   services); and formerly, Director, MCI Communication
94403-1906                                                                      Corporation (subsequently known as MCI WorldCom,
                                                                                Inc. and WorldCom, Inc.) (communications services)
                                                                                (1988-2002).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E.             Trustee and Vice Since 2000         38                  None
BURNS (58)              President
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B.            Trustee and Since 2000              140                 None
JOHNSON (70)            Chairman of
One Franklin            the Board
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

**RUPERT H.             Trustee,    Trustee and             123                 None
JOHNSON, JR.            President   President since
(62)                    and Chief   2000 and Chief
One Franklin            Executive   Executive Officer
Parkway                 Officer -   Investment Management
San Mateo, CA           Investment  since 2002
94403-1906              Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MARTIN L.               Vice        Since 2000              Not Applicable      None
FLANAGAN (43)           President
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D.                Senior Vice Since 2002              Not Applicable      None
GAMBILL (55)            President
500 East Broward        and Chief
Blvd.                   Executive
Suite 2100              Officer -
Fort Lauderdale,        Finance and
FL 33394-3091           Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

DAVID P. GOSS           Vice        Since 2000              Not Applicable      None
(56)                    President
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY , President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------

BARBARA J.              Vice        Since 2000              Not Applicable      None
GREEN (55)              President
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments;
and FORMERLY , Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
EDWARD B.               Vice        Since 2000              Not Applicable      None
JAMIESON (55)           President
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and Portfolio Manager, Franklin Advisers, Inc.; officer of other subsidiaries of Franklin Resources, Inc.;
and officer and trustee of five of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL O.              Vice        Since 2002              Not Applicable      Director, FTI Banque, Arch Chemicals, Inc. and
MAGDOL (66)             President -                                             Lingnan Foundation.
600 Fifth Avenue        AML
Rockefeller Center      Compliance
New York, NY
10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

CHRISTOPHER             Vice        Since 2000              Not Applicable      None
J. MOLUMPHY             President
(41)
One Franklin
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President, Franklin Advisers, Inc.; and officer of five of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

KIMBERLEY H.            Treasurer   Treasurer since         Not Applicable      None
MONASTERIO              and Chief   2000 and Chief
(39)                    Financial   Financial Officer since
One Franklin            Officer     2002
Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

Annual Report

                                                            NUMBER OF
                                                          PORTFOLIOS IN
                                                             FUND
                                                            COMPLEX
                                                          OVERSEEN BY
NAME, AGE AND                       LENGTH OF                BOARD
  ADDRESS               POSITION    TIME SERVED             MEMBER*             OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L.               Vice        Since 2000              Not Applicable      None
SIMPSON (66)            President
One Franklin            and
Parkway                 Secretary
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY ,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.


**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE TRUST TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE TRUST'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE FUND HAS ESTABLISHED PROXY VOTING POLICIES AND PROCEDURES ("POLICIES") THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES. SHAREHOLDERS MAY VIEW THE FUND'S COMPLETE POLICIES ON-LINE AT WWW.FRANKLINTEMPLETON.COM. ALTERNATIVELY, SHAREHOLDERS MAY REQUEST COPIES OF THE POLICIES FREE OF CHARGE BY CALLING THE PROXY GROUP COLLECT AT 1-954-847-2268 OR BY SENDING A WRITTEN REQUEST TO: FRANKLIN TEMPLETON COMPANIES, LLC, 500 EAST BROWARD BOULEVARD, SUITE 1500, FORT LAUDERDALE, FL 33394, ATTENTION: PROXY GROUP.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call 1-800/321.8563 to request the SAI.
--------------------------------------------------------------------------------

Annual Report

 [BACK COVER]


ANNUAL REPORT AND SHAREHOLDER LETTER INSTITUTIONAL FIDUCIARY
TRUST


INVESTMENT MANAGER AND ADMINISTRATOR

Franklin Advisers, Inc.


DISTRIBUTOR

Franklin Templeton Distributors, Inc. 1-800/DIAL BEN(r)


FTI INSTITUTIONAL SERVICES

1-800/321-8563


For a prospectus on any Franklin Templeton fund, please contact an FTI Institutional Services representative, toll free, at 1-800/321-8563. A prospectus contains more complete information about a fund, including fees, charges, expenses, and risks. Be sure to read it carefully before investing or sending money.


To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


681 A2003 09/03


ITEM 2. CODE OF ETHICS

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IF FRANK W.T. LAHAYE AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICER

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    September 30, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    September 30, 2003